August 31, 2021 (as revised November 17, 2021)

WILMINGTON FUNDS

Equity Funds

Wilmington Large-Cap Strategy Fund

Class I (WMLIX)

Wilmington International Fund

Class A (WINAX) / Class I (WINIX)

Wilmington Enhanced Dividend Income Strategy Fund

(Formerly, the Wilmington Diversified Income Fund)

Class A (WDIAX) / Class I (WDIIX)

Alternatives Fund

Wilmington Global Alpha Equities Fund

Class A (WRAAX) / Class I (WRAIX)

Asset Allocation Fund

Wilmington Real Asset Fund

Class A (WMMRX) / Class I (WMRIX)

Fixed Income Funds

Wilmington Broad Market Bond Fund

Class A (WABMX) / Class I (WIBMX)

Wilmington Municipal Bond Fund

Class A (WTABX) / Class I (WTAIX)

Wilmington New York Municipal Bond Fund

Class A (WNYAX) / Class I (WNYIX)

Money Market Funds

Wilmington U.S. Government Money Market Fund

Service Class (WGSXX) / Administrative Class (WAGXX)
Select Class (WGEXX) / Institutional Class (WGOXX)

Wilmington U.S. Treasury Money Market Fund

Service Class (WTSXX) / Administrative Class (WTAXX)
Select Class (WTEXX) / Institutional Class (WTIXX)

Managed by Wilmington Funds Management Corporation (“WFMC” or the “Advisor”). These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

WILMINGTON LARGE-CAP STRATEGY FUND SUMMARY

Investment Goal

The Fund seeks to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class I

Management Fee	0.50%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.12%	*

Total Annual Fund Operating Expenses	0.62%

Fee Waivers and/or Expense Reimbursements(1)	-0.37%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.25%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I
Expenses assuming redemption	$26	$161	$309	$739

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of the portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stocks). Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($3.6 billion as of June 30, 2021), or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets based on forecasts of asset risk and return profiles derived from a combination of fundamental, quantitative and macroeconomic inputs. The tactical allocations may be based on one or more factors, such as economic sector, industry, investment style (e.g., growth or value), market capitalization (e.g., mega-cap or large/midcap), or security valuation measure (e.g., price/earnings ratio). Currently, the investment advisor’s tactical allocation is based primarily on the economic sectors of the Fund’s benchmark index (Russell 1000 Index).

Once the investment advisor determines the tactical allocations, the sub-advisor uses quantitative models to construct a portfolio by investing in a representative sample of securities having the factor characteristic, or belonging to the sector/industry of the benchmark index (or another index of large-capitalization companies) to which the investment adviser has made an allocation, weighted in accordance with that allocation. The return for each component of the portfolio is intended to correlate closely with the return for

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	1

WILMINGTON LARGE-CAP STRATEGY FUND

the corresponding component of the applicable benchmark index. The sub-advisor will use quantitative analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or exceed that of the benchmark index.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Asset Allocation Risk. The Advisor’s allocation decisions among various categories of investments may not anticipate market trends successfully. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocations will produce the desired results. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies and you could lose money on your investment in the Fund as a result of these allocation decisions.

•	Style/Sector/Factor Risk. Different investment styles and factors tend to shift in and out of favor depending on market conditions and investor sentiment. The Fund’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other stock funds that employ a different basis for investing.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as the Wilmington Large-Cap Strategy Fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 21.67% 6/30/2020 Worst Quarter (19.91)% 3/31/2020

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 15.00%.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	20.98%	15.25%	13.88%

Return After Taxes on Distributions*	18.40%	13.87%	12.69%

Return After Taxes on Distributions and Sale of Fund Shares*	14.05%	11.99%	11.33%

Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	20.96%	15.59%	14.01%

*	After-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

2	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON LARGE-CAP STRATEGY FUND

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation (“WFMC”)

Investment Sub-Advisor

Wilmington Trust Investment, Advisors, Inc. (“WTIA”)

Portfolio Managers	Title	Service Date (with the Fund)

Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Andrew H. Hopkins, CFA, CPA	Administrative Vice President and Head of Equity Research at WTIA	2011

Karen Purzitsky, CFA	Vice President and Senior Quantitative Research Analyst at WTIA	2015

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount:	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	3

WILMINGTON INTERNATIONAL FUND SUMMARY

Investment Goal

The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund and are reflected in the business development company’s total operating expense ratio. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.82%	0.82%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.41%	0.16%	*

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.50%	1.00%

Fee Waivers and/or Expense Reimbursements(1)	-0.38%	-0.13%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.12%	0.87%
(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$658	$963	$1,289	$2,211
Class I
Expenses assuming redemption	$89	$305	$540	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of the portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of foreign securities including those domiciled in emerging markets. The Fund may invest in common stocks and equity-linked instruments of all capitalizations and exchange-traded funds (“ETFs”). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net”) Index, the benchmark against which the Fund measures the performance of its portfolio.

4	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON INTERNATIONAL FUND

Subject to the oversight of the Board, Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by hiring sub-advisors with international investment expertise based on the advice of the Fund’s principal sub-advisor, Wilmington Trust Investment Advisors, Inc. (“WTIA”). In furtherance of the Fund’s investment objective, the Advisor has engaged WTIA to select, on a discretionary basis, the component strategies of the Fund and then recommend managers to the Advisor to manage such strategies. Each such component strategy selected by WTIA reflects a combination of geographic region, capitalization range, and investing style. WTIA typically recommends internationally focused sub-advisors with locally staffed portfolio management teams situated in the geographic regions of the relevant component strategies. WTIA believes that locally situated investment teams can enjoy informational advantages in stock selection.

WTIA’s portfolio construction process involves the allocation and reallocation by WTIA of the Fund’s assets among the Fund’s sub-advisors’ component strategies to achieve a blend of geographic regions, styles and capitalizations. WTIA may also directly purchase or sell ETFs, equity-linked instruments, equity securities and/or derivatives (including forward currency exchange contracts) to gain or reduce exposure to certain regions, sectors, capitalization ranges, investing style and/or other investment or risk factors. The Fund’s assets are generally invested across different industries, sectors, countries, and regions, but the Fund may invest a significant percentage of its assets in issuers in a single industry, sector, country, or region and may not have any holdings in particular regions or countries. Each sub-advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Asset Allocation Risk. WTIA’s asset allocation decisions among various component strategies of the Fund may not anticipate market trends successfully. WTIA may make less than optimal or poor asset allocation decisions. WTIA attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is also possible that WTIA or another sub-advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Company Size Risk. The Fund can invest in stocks of companies of all capitalizations. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.

•	Country or Sector Risk. Investments in particular sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if the Fund emphasizes one or more industries, economic sectors or countries, it may be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries sectors or countries.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Emerging Market Countries Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investing Risk” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited.

•	Exchange Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Foreign Investing Risk. Certain types of risk may be more prevalent in foreign equity markets than in the U.S. equity market. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular in emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	5

WILMINGTON INTERNATIONAL FUND

Additionally, management treatment of shareholders, accounting standards and regulatory practice can vary across markets.

•	Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of a loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

•	Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Style/Multi-Manager Risk. The Fund maintains a style blend. However, it may underperform when markets favor one style over a prolonged time period. The investment styles employed by sub-advisors may not be complementary. The multi- manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

•	Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, known as Wilmington Multi-Manager International Fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 16.76% 6/30/2020 Worst Quarter (22.62)% 3/31/2020

6	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON INTERNATIONAL FUND

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 7.06%. The average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	12.96%	9.21%	4.47%

Return After Taxes on Distributions*	12.39%	8.64%	4.08%

Return After Taxes on Distributions and Sale of Fund Shares*	7.81%	7.09%	3.48%

Class A Shares

Return Before Taxes	6.54%	7.86%	3.72%

MSCI ACWI ex-US Net Index (reflects no deductions for fees, expenses or taxes)	10.65%	8.92%	4.92%

*	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisors

Principal Sub-Advisor - Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Regional Sub-Advisors - AllianzGI U.S. LLC (“AllianzGI”), AXA Investment Managers, Inc. (“AXA IM”), Berenberg Asset Management LLC (“Berenberg”), Nikko Asset Management Americas, Inc. (“Nikko”), and Schroder Investment Management North America Inc. (“Schroders”)

Portfolio Managers	Title	Service Date (with the Fund)

Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2016

Clement K. Miller, CFA	Administrative Vice President and Portfolio Manager at WTIA	2012

Dr. Kai Hirschen, CFA, FRM, CAIA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Karsten Niemann, CFA	Portfolio Manager at AllianzGI – High Dividend Europe	2017

Thorsten Winkelmann	Portfolio Manager at AllianzGI – Growth Select	2016

Giovanni Trombello, CFA	Portfolio Manager at AllianzGI – Growth Select	2020

Isabelle de Gavoty	Deputy Head of Framlington Equities and Head of Small Cap Strategies at AXA IM	2016

Caroline Moleux, CFA	Deputy Portfolio Manager at AXA IM	2016

Stefan Ewald, CFA	Head of Systematic Multi Asset Solutions Team at Berenberg	2020

Toshinori Kobayashi	Lead Portfolio Manager at Nikko	2016

Yu Sato	Back-Up Portfolio Manager at Nikko	2021

Toby Hudson	Fund Manager at Schroders	2016

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all share classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	7

WILMINGTON INTERNATIONAL FUND

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

8	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON GLOBAL ALPHA EQUITIES FUND SUMMARY

Investment Goal

The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund and are reflected in the business development company’s total operating expense ratio. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	1.50%	1.50%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.55%	0.30%	*

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.31%	1.81%

Fee Waivers and/or Expense Reimbursements(1)	-0.81%	-0.56%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.25%
(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Class A and Class I Shares will not exceed 1.49% and 1.24%, respectively, not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be withdrawn after August 31, 2022, or with the agreement of the Fund's Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$694	$1,158	$1,648	$2,991
Class I
Expenses assuming redemption	$127	$515	$928	$2,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests at least 80%, under normal circumstances, of the value of its net assets in equity securities. The Fund will invest in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non-U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds, futures contracts on broad-based equity indexes and other derivatives.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	9

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.

Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index- based hedging strategy in an effort to reduce market exposure, moderate portfolio volatility and limit the severity of portfolio losses in times of market downturns.

Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.

In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a Fund comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin and asset segregation requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range generally between 35% to 45% of the net asset value of the Fund, depending on the WTIA’s analysis of prevailing market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

•	Asset Allocation Risk. The Subadvisor’s asset allocation decisions among various equity investment strategies may not anticipate market trends successfully. The Subadvisor may make less than optimal or poor asset allocation decisions. The Subadvisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.

•	Correlation Risk. The effectiveness of the Portfolio’s futures hedging program may be reduced if the Portfolio’s equity positions do not sufficiently correlate to the indices underlying its futures positions.

•	Counterparty Risk. When the Fund invests in financial instruments that involve counterparties, the Fund is exposed to risks associated with the credit quality of the counterparty or the ability of the counterparty to pay the Fund. Such instruments can provide exposure to a particular group of securities, index or asset class without the Fund actually purchasing those securities or investments. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

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WILMINGTON GLOBAL ALPHA EQUITIES FUND

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price; (2) because the derivatives do not perform as anticipated; (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; (4) if the Fund is unable to liquidate a position because of an illiquid secondary market or (5) because the other party to the derivative fails to make required payments (counterparty risk).

•	Derivatives Tax Risk. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

•	Emerging Market Countries Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investing Risk” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries. In addition, securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited.

•	Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

•	Exchange Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Foreign Investing Risk. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

•	Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•	Information Risk. When the quantitative analytical tools (“Tools”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.

•	Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. The Fund derives substantially all of its short exposure from its investment in derivatives and other financial instruments that provide leveraged exposure, such as futures contracts. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	11

WILMINGTON GLOBAL ALPHA EQUITIES FUND

•	Liquidity Risk. The risk that certain securities or other instruments, such as derivatives, may be difficult or impossible for the Fund to sell or dispose of at the price at which the Fund has valued the security.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating), expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.

•	Options and Futures Risk. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

•	Over-the-Counter (“OTC”) Trading Risk. Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

•	Preferred Stocks Risk. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

•	Swap Agreement Risk. With respect to an uncleared swap (i.e., negotiated bilaterally and traded OTC between the two parties), the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Under certain market conditions, swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In the case of a cleared swap (i.e., transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (e.g., certain credit default swaps)), there is also a risk of loss by the Fund of the margin deposits posted with the FCM in the event of the FCM’s bankruptcy and whether the Fund has an open position in the swap contract.

•	Valuation Risk. The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

•	Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

12	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Performance Information

The returns presented for the Fund for periods prior to January 31, 2017 were achieved when the Fund had a different investment goal and different, though similar, investment strategy.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (to the extent applicable), with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1 year and the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 5.53% 3/31/2019
Worst Quarter (9.71)% 3/31/2020

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 3.92%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years or Life of Fund*

Class I Shares

Return Before Taxes	1.04%	4.09%	3.22%

Return After Taxes on Distributions**	0.57%	3.77%	2.82%

Return After Taxes on Distributions and Sale of Fund Shares**	0.95%	3.12%	2.43%

Class A Shares

Return Before Taxes	(4.71)%	2.65%	2.31%

HFRX Equity Hedge Index	4.60%	2.92%	N/A

*	Class I and A Shares Commenced operations on January 12, 2012.

**	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisors

Principal Sub-Advisor - Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Other Sub-Advisor - Wellington Management Company LLP (“Wellington”)

Portfolio Managers	Title	Service Date (with the Fund)

Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2017

Jordan Strauss, CFA	Administrative Vice President and Portfolio Manager at WTIA	2015

Gregg R. Thomas, CFA	Senior Managing Director and Director, Investment Strategy at Wellington	2017

Tom S. Simon, CFA, FRM	Senior Managing Director, Portfolio Manager at Wellington	2018

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	13

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

14	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON REAL ASSET FUND SUMMARY

Investment Goal

The Fund seeks to achieve long-term preservation of capital with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund and are reflected in the business development company’s total operating expense ratio. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.51%	0.51%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.51%	0.26%	*

Acquired Fund Fees and Expenses	0.19%	0.19%

Total Annual Fund Operating Expenses	1.46%	0.96%

Fee Waivers and/or Expense Reimbursements(1)	-0.38%	-0.13%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.08%	0.83%
*	Restated to reflect current fees.

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.89% and 0.64%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$654	$951	$1,269	$2,169
Class I
Expenses assuming redemption	$85	$293	$518	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of the portfolio.

Principal Investment Strategies of the Fund

The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.

The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	15

WILMINGTON REAL ASSET FUND

The Fund will invest in real estate companies, such as real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund can invest in investment companies, exchange traded funds (“ETFs”), futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of futures contracts, forward currency exchange contracts, currency futures and swap agreements may at times be substantial.

Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining sub-advisors to manage the Fund’s assets. The Advisor engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) as the Fund’s principal Sub-Advisor, to allocate and reallocate assets of the Fund among the Fund’s sub-advisors. WTIA may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.

The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately 0%-80% to inflation-protected debt securities, 0%-80% to real estate-related securities and 0%-60% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which the principal Sub-Advisor, WTIA, allocates and reallocates varying portions of the Fund’s assets among sub-advisors, or invests directly (up to 80% of the Fund’s net assets) in ETFs or other instruments in pursuit of the Fund’s investment strategies. Subject to the supervision of the Advisor, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest in securities of small-cap companies and may invest up to 55% of its assets in foreign securities. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increasing the amount of taxes that you pay).

•	Asset Allocation Risk. WTIA’s asset allocation decisions among various component strategies of the Fund may not anticipate market trends successfully. WTIA may make less than optimal or poor asset allocation decisions. WTIA attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is also possible that WTIA or another sub-advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.

•	Commodity-Related Risk. Investments in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Commodity Tax Risk. The Fund’s ability to invest in certain instruments such as commodity-linked derivatives may be adversely affected by changes in legislation, regulations or other legally binding authority. Pursuant to the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the Internal Revenue Service has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income. As a result, the Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. Failure to comply with the restrictions in the Internal Revenue Code of 1986, as amended, and any future legislation or guidance may cause the Fund to fail

16	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON REAL ASSET FUND

to qualify as a regulated investment company which may adversely impact a shareholder’s return. Alternatively, the Fund may forego those investments which could adversely affect the ability of the Fund to achieve its investment goal.

•	Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack of liquidity in the market for floating rate loans.

•	Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price; (2) because the derivatives do not perform as anticipated; (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

•	Derivatives Tax Risk. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

•	Exchange Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment goals, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•	Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses. In addition, the Fund will be subject to the risk that the issuer of foreign government securities or the governmental authorities that control the repayment of the debt may be unwilling to repay the principal or interest when due.

•	Forward Currency Exchange Contract Risk. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

•	Futures Contracts Risk. The successful use of futures contracts will depend upon the investment manager’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (v) if the Fund has insufficient cash, it may have to sell portfolio investments to meet daily variation margin requirements, and the Fund may have to sell such investments at a time when it may be disadvantageous to do so.

•

Inflation-Indexed Securities Risk. Because of the inflation-adjustment feature, inflation-indexed securities typically have lower yields than conventional fixed-rate bonds. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. Interest payments on inflation-indexed securities will

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	17

WILMINGTON REAL ASSET FUND

fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the income distributions from an inflation-indexed security are likely to fluctuate considerably more than the income distribution amounts of a conventional bond. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investment in inflation-indexed securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

•	Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rates causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Leverage Risk. The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of the Fund’s investment strategy, the use of such instruments may expose the Fund to potentially dramatic losses or gains in the value of its portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

•	Liquidity Risk. The risk that certain securities or other instruments, such as derivatives, may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Master Limited Partnerships (“MLPs”) Risk. Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

•	Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

18	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON REAL ASSET FUND

•	Multi-Manager Risk. The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

•	Natural Resources Risk. Investments in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operation of these companies.

•	Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•	Real Estate-Related Risk. Investments in real estate (generally REITs) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Structured Note Risk. The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

•	Swap Agreement Risk. With respect to an uncleared swap (i.e., negotiated bilaterally and traded OTC between the two parties), the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Under certain market conditions, swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In the case of a cleared swap (i.e., transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (e.g., certain credit default swaps)), there is also a risk of loss by the fund of the margin deposits posted with the FCM in the event of the FCM’s bankruptcy and whether the Fund has an open position in the swap contract.

•	Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment goal depends on the ability of the Underlying Funds to meet their investment goals and on the decisions of WTIA, as the Fund’s principal Sub-Advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment goal of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. WTIA is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, known as Wilmington Multi-Manager Real Asset Fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	19

WILMINGTON REAL ASSET FUND

The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. .The table shows returns for the Fund’s primary broad-based market index, the S&P Developed Property Index, along with the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index and the Bloomberg Commodity Index, as well as the returns for the Real Asset Blended Index constructed by the Advisor. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 10.69% 3/31/2019 Worst Quarter (21.48)% 3/31/2020

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 14.36%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	(2.17)%	4.12%	2.82%

Return After Taxes on Distributions*	(2.99)%	3.28%	1.92%

Return After Taxes on Distributions and Sale of Fund Shares*	(1.28)%	2.85%	1.82%

Class A Shares

Return Before Taxes	(7.82)%	2.69%	1.99%

S&P Developed Property Index	(7.07)%	4.27%	5.88%

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index	10.99%	5.08%	3.81%

Bloomberg Commodity Index	(3.12)%	1.03%	(6.50)%

Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	(0.51)%	4.52%	3.51%

*	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

**	The Real Asset Blended Index is calculated by the investment advisor and is currently based on a weighting of the following indices: 37.5% S&P Developed Property Index; 37.5% Bloomberg Commodity Index (Total Return); and 25% Bloomberg Barclays U.S. TIPS Index.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisors

Principal Sub-Advisor - Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Other Sub-Advisor - Parametric Portfolio Associates LLC (“Parametric”)

Portfolio Managers	Title	Service Date (with the Fund)

Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2017

Jordan Strauss, CFA	Administrative Vice President and Portfolio Manager at WTIA	2015

Paul Bouchey	Global Head of Research at Parametric	2014

Thomas C. Seto	Head of Investment Management at Parametric	2014

20	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON REAL ASSET FUND

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	21

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND SUMMARY

(Formerly, the Wilmington Diversified Income Fund)

Investment Goal

The Fund seeks a high level of total return consistent with a moderate level of risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	1.04%	0.79%	(2)

Total Annual Fund Operating Expenses	1.69%	1.19%

Fee Waiver and/or Expense Reimbursement(1)	-0.94%	-0.69%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%	0.50%

*	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund and are reflected in the business development company’s total operating expense ratio.

(1)	The Fund’s Advisor, distributor and shareholder service provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.75% and 0.50%, respectively, not including the effects of acquired fund fees and expenses, taxes extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after November 30, 2022, or with the agreement of the Fund’s Board of Trustees.

(2)	Expenses restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$622	$966	$1,334	$2,364
Class I Shares
Expenses assuming redemption	$51	$309	$588	$1,382

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities that produce dividend income. The Fund’s strategy targets a portfolio level dividend yield of two times the S&P 500 dividend yield and seeks capital appreciation over a multi-year investment horizon principally through investments in U.S. large cap stocks, while maintaining low volatility versus the broader U.S. large-cap equity market. Volatility for purposes of the Fund’s investment objective is measured by beta, standard deviation, and/or down-market capture as compared to the U.S. large-cap equity market as measured by the Russell 1000 Value Index. Although the Fund’s strategy is focused principally on U.S. large cap stocks, the Fund may have holdings of non-U.S. and non-large cap stocks. The strategy also strives to minimize drawdowns during significant negative market environments.

22	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

Quantitative and qualitative elements are interwoven throughout the Sub-Advisor’s (Wilmington Trust Investment Advisors, Inc., or “WTIA”) process to identify high-quality, high-dividend paying purchase candidates for the portfolio. Quantitative screening and proprietary modeling defines, narrows, and prioritizes investment candidates for fundamental analysis. Quantitative screening criteria include, but are not limited to: minimum yield screening criteria versus the S&P 500 and dividend safety screening measures such as free cash flow and dividend reduction history. Fundamental analysis is employed to further test the strength of investment candidates’ competitive positioning, financial condition, and alignment of management incentives. The portfolio is constructed based on a bottom-up methodology with a top-down overlay, using a team-based approach to select high-conviction portfolios with limited sector exposures and position sizing consisting of generally 35-55 positions. All positions are continually monitored, with performance measured both on an absolute and relative basis.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Large Cap Stock Risk. During certain market periods, large capitalization dividend-paying value stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles, which can last years, of doing better – or worse – than other segments of the stock market or the stock market in general.

•	Investment Style/Factor Risk. The strategy’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other equity strategies that employ a different basis for investing.

•	Dividend Risk. The strategy targets companies that the manager believes have potential for attractive dividends. Performance of the strategy would be impacted to the extent such companies reduce or stop paying dividends. Similarly, the strategy could also be impacted by changes in tax laws which reduce incentives for companies to pay dividends.

•	Information Risk. When the quantitative analytical tools (“Tools”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The Fund changed its investment strategy on August 31, 2017 and on November 17, 2021. Performance for the periods shown prior to November 17, 2021 is based on prior investment strategies. The table shows returns for the Fund’s primary broad-based market index, the Russell 1000 Value Index. Updated performance information for the Fund can be obtained by visiting www.wilmingtonfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 10.09% 12/31/2020 Worst Quarter (17.58)% 3/31/2020

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	23

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

The Fund’s Class A Shares total return for the nine-month period from January 1, 2021 to September 30, 2021 was 8.77%. The maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares, is not reflected in the best quarter/worst quarter returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge for Class A Shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class A Shares

Return Before Taxes	(4.60)%	4.87%	4.42%

Return After Taxes on Distributions*	(5.53)%	3.31%	3.44%

Return After Taxes on Distributions and Sales of Fund*	(2.43)%	3.37%	3.21%

Class I Shares

Return Before Taxes	1.29%	6.33%	5.29%

Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	2.80%	6.06%	9.73%

*	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Portfolio Managers	Title	Service Date (with the Fund)

Matthew D. Glaser	Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA	2017

Andrew H. Hopkins, CFA, CPA	Administrative Vice President and Head of Equity Research at WTIA	2017

Mark D. Horst, CFA	Vice President and Portfolio Manager/ Research Analyst at WTIA	2017

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A Shares):*	$1,000

Minimum Initial Investment Amount (Class I Shares):*	$100,000

Minimum Subsequent Investment Amount (all share classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

24	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON BROAD MARKET BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.36%	0.11%	*

Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.07%	0.57%

Fee Waivers and/or Expense Reimbursements(1)	-0.28%	-0.13%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.79%	0.44%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.78% and 0.43%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$527	$748	$988	$1,673
Class I
Expenses assuming redemption	$45	$170	$305	$701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 5% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	25

WILMINGTON BROAD MARKET BOND FUND

advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

•	Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a

26	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON BROAD MARKET BOND FUND

bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 3.70% 6/30/2020
Worst Quarter (3.11)% 12/31/2016

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was (1.43)%. For Class A Shares the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	7.78%	4.25%	3.81%

Return After Taxes on Distributions*	6.77%	3.22%	2.57%

Return After Taxes on Distributions and Sale of Fund Shares*	4.62%	2.80%	2.45%

Class A Shares

Return Before Taxes	2.52%	2.93%	2.98%

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.43%	3.84%

*	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc. (“WTIA”)

Portfolio Managers	Title	Service Date (with the Fund)

James M. Hannan	Administrative Vice President and Portfolio Manager at WTIA	2002

Wilmer C. Stith, III, CFA	Vice President and Portfolio Manager at WTIA	1996

Randy H. Vogel, CFA	Administrative Vice President, Head of Fixed Income at WTIA	2012

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all share classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	27

WILMINGTON BROAD MARKET BOND FUND

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

28	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.40%	0.15%	*

Total Annual Fund Operating Expenses	1.10%	0.60%

Fee Waivers and/or Expense Reimbursements(1)	-0.36%	-0.11%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.74%	0.49%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.74% and 0.49%, respectively (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest). This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$522	$750	$996	$1,699
Class I
Expenses assuming redemption	$50	$181	$324	$740

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	29

WILMINGTON MUNICIPAL BOND FUND

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.

In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

30	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON MUNICIPAL BOND FUND

•	Prepayment Risk. The risk that certain municipal securities may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Municipal Bond Fund (the “Predecessor Fund”). The Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 3.11% 9/30/2011 Worst Quarter (3.50)% 12/31/2016

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 0.71%. For Class A Shares the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	2.76%	2.85%	3.56%

Return After Taxes on Distributions*	2.76%	2.68%	3.31%

Return After Taxes on Distributions and Sale of Fund Shares*	2.41%	2.63%	3.25%

Class A Shares

Return Before Taxes	(2.06)%	1.65%	2.84%

Standard & Poor’s Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.04%	3.65%	4.27%

Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	5.05%	3.58%	N/A

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	31

WILMINGTON MUNICIPAL BOND FUND

*	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation (“WFMC”)

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)

Dan Scholl	Administrative Vice President and Head of Municipal Fixed Income at WTIA	2019

Jason Hannon, CFA	Vice President, Head of Municipal Strategy at WTIA	2019

John J. Malloy, Jr.	Vice President and Senior Municipal Portfolio Manager at WTIA	2011

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all share classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal AMT and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

32	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON NEW YORK MUNICIPAL BOND FUND SUMMARY

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the Fund’s prospectus in the section entitled “How are shares priced?” on page 75 of this prospectus.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None

Maximum Deferred Sales Charge (Load)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None

Redemption Fee	None	None

Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I

Management Fee	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.64%	0.39%	*

Total Annual Fund Operating Expenses	1.34%	0.84%

Fee Waivers and/or Expense Reimbursements(1)	-0.52%	-0.27%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.82%	0.57%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.82% and 0.57%, respectively, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

*	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$530	$806	$1,104	$1,947
Class I
Expenses assuming redemption	$58	$241	$439	$1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its net assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund generally invests in investment grade municipal securities. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	33

WILMINGTON NEW YORK MUNICIPAL BOND FUND

benchmark, and does not select securities based on forecasts of interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner.

•	New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

•	Non-Diversification Risk. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

34	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON NEW YORK MUNICIPAL BOND FUND

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s Intermediate Municipal Bond Index. Updated performance information is available at www.wilmingtonfunds.com.

Annual Total Returns – Class I Shares

Best Quarter 2.80% 3/31/2019 Worst Quarter (3.68)% 12/31/2016

The Fund’s Class I Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 1.03%. For Class A Shares, the average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years

Class I Shares

Return Before Taxes	2.67%	2.51%	3.22%

Return After Taxes on Distributions*	2.62%	2.29%	3.10%

Return After Taxes on Distributions and Sale of Fund Shares*	2.27%	2.31%	2.97%

Class A Shares

Return Before Taxes	(2.21)%	1.31%	2.49%

Standard & Poor’s Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.04%	3.65%	4.27%

Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	3.33%	2.91%	N/A

*	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation (“WFMC’’)

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)

Dan Scholl	Administrative Vice President and Head of Municipal Fixed Income at WTIA	2019

Jason Hannon, CFA	Vice President, Head of Municipal Strategy at WTIA	2019

John J. Malloy, Jr.	Vice President and Senior Municipal Portfolio Manager at WTIA	2012

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	35

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A):*	$1,000

Minimum Initial Investment Amount (Class I):*	$100,000

Minimum Subsequent Investment Amount (all share classes):	$25

*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund primarily are exempt from regular federal income tax and, for residents of

New York, state income tax. A portion of these distributions, however, may be subject to federal AMT. The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

36	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class

Management Fee	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None

Other Expenses	0.31%	0.31%	0.31%	0.06%

Total Annual Fund Operating Expenses	0.81%	0.56%	0.81%	0.31%

Fee Waivers and/or Expense Reimbursements(1)	-0.04%	-0.19%	-0.19%	-0.04%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%	0.37%	0.62%	0.27%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative and Institutional Class Shares will not exceed 0.77%, 0.37%, 0.62% and 0.27%, respectively, not including the effects of the acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$79	$255	$446	$998
Select Class	$38	$160	$294	$683
Administrative Class	$63	$240	$431	$984
Institutional Class	$28	$96	$170	$389

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

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WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less, and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

38	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government and Agency Retail Average and the iMoneyNet, Inc. Government and Agency Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

Effective January 20, 2012, Class A Shares were redesignated Service Class Shares, Class I Shares were redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets. Institutional Class Shares commenced operations on March 12, 2012.

Annual Total Returns – Service Class Shares

Best Quarter 0.42% 6/30/2019 Worst Quarter 0.00% 12/31/2020

The Fund’s Service Class Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years or Life of Shares

Service Class Shares

Return Before Taxes	0.18%	0.58%	0.30%

Select Class Shares

Return Before Taxes	0.28%	0.85%	0.43%

Administrative Class Shares

Return Before Taxes	0.21%	0.68%	0.34%

Institutional Class Shares

Return Before Taxes	0.32%	0.92%	0.52%	*

iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)	0.23%	0.67%	0.35%

iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)	0.32%	0.89%	0.46%

*	The Institutional Class Shares commenced operations on March 12, 2012.

You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	39

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0

Minimum Initial Investment Amount (Administrative Class):*	$1,000

Minimum Initial Investment Amount (Select Class):*	$100,000

Minimum Initial Investment Amount (Institutional Class):*	$5,000,000

Minimum Subsequent Investment Amount (all share classes except Service Class):†	$25

*	Other restrictions may apply. See “Purchasing Shares’’ in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

40	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON U.S. TREASURY MONEY MARKET FUND SUMMARY

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees paid directly from your investment)

	Service Class	Select Class	Administrative Class	Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class	Institutional Class

Management Fee	0.25%	0.25%	0.25%	0.25%

Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None

Other Expenses	0.32%	0.32%	0.32%	0.07%

Total Annual Fund Operating Expenses	0.82%	0.57%	0.82%	0.32%

Fee Waivers and/or Expense Reimbursements(1)	-0.07%	-0.22%	-0.22%	-0.07%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.75%	0.35%	0.60%	0.25%

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Service, Select, Administrative and Institutional Class Shares will not exceed 0.75%, 0.35%, 0.60% and 0.25%, respectively, not including acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after August 31, 2022, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$77	$255	$448	$1,007
Select Class	$36	$160	$296	$693
Administrative Class	$61	$240	$433	$993
Institutional Class	$26	$96	$173	$399

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	41

WILMINGTON U.S. TREASURY MONEY MARKET FUND

of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 calendar days or less, and the Fund must have a dollar-weighted average maturity of 60 calendar days or less and a dollar-weighted average life of 120 calendar days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower or negative yields, which may cause a decline in its income. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable NAV. Recent and potential future changes in government policy may affect interest rates, which may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

•	Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

•	U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

42	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class S) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Treasury and Repo Retail Average and the iMoneyNet, Inc. Treasury and Repo Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

Effective January 20, 2012, Class S Shares were redesignated Service Class Shares, Class I Shares and Class A Shares were combined and redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Service Class Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class S Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25 % of the Fund’s average daily net assets. Institutional Class Shares commenced operations on October 16, 2019.

Annual Total Returns – Service Class Shares

Best Quarter 0.42% 6/30/2019 Worst Quarter 0.00% 12/31/2020

The Fund’s Service Class Shares total return for the six-month period from January 1, 2021 to June 30, 2021 was 0.01%.

Average Annual Total Returns

(For the periods ended December 31, 2020)

	1 Year	5 Years	10 Years or Life of Shares

Service Class Shares

Return Before Taxes	0.17%	0.59%	0.30%

Select Class Shares

Return Before Taxes	0.28%	0.85%	0.43%

Administrative Class Shares

Return Before Taxes	0.21%	0.68%	0.34%

Institutional Class Shares

Return Before Taxes	0.32%	N/A	0.52%	*

iMoneyNet, Inc. Treasury and Repo Retail Average (reflects no deduction for taxes)	0.23%	0.70%	0.36%

iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)	0.29%	0.87%	0.44%

*	The total return shown for the Institutional Class Shares is for the period beginning October 16, 2019 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 0.23% and 0.29%, respectively.

You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.

Management of the Fund

Investment Advisor

Wilmington Funds Management Corporation

Investment Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

Wilmington Funds Management Corporation has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	43

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Service Class):*	$0

Minimum Initial Investment Amount (Administrative Class):*	$1,000

Minimum Initial Investment Amount (Select Class):*	$100,000

Minimum Initial Investment Amount (Institutional Class):*	$1,000,000

Minimum Subsequent Investment Amount (all share classes except Service Class):†	$25
*	Other restrictions may apply. See “Purchasing Shares” in the Prospectus for further information.

†	The minimum subsequent investment amount for Service Class shares is $0.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Tax Information

The distributions you receive from the Fund are taxable and generally will be taxed as ordinary income, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed when withdrawn from the tax-advantaged account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

44	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

The following pages describe the investment goal, strategies and risks of the Funds and the underlying funds. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus. The investment goal of a Fund may only be changed upon the approval of a majority of the outstanding shares of the Fund. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

This prospectus of the Trust offers Shares of 10 Funds, including Class A Shares, Class I Shares, Service Class Shares, Administrative Class Shares, Select Class Shares and Institutional Class Shares.

WILMINGTON LARGE-CAP STRATEGY FUND

Investment Goal

The Fund seeks to achieve long-term capital appreciation.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stocks). Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000 Index ($3.6 billion as of June 30, 2021), or at least equal to that of the smallest company expected to be included in the Russell 1000 Index after its next scheduled reconstitution.

The Fund’s investment advisor determines the tactical allocation of the Fund’s assets based on forecasts of asset risk and return profiles derived from a combination of fundamental quantitative and macroeconomic inputs. The tactical allocations may be based on one or more factors, such as economic sector, industry, investment style (e.g., growth or value), market capitalization (e.g., mega-cap or large/midcap), or security valuation measure (e.g., price/earnings ratio). Currently, the investment advisor’s tactical allocation will be based primarily on the industry sectors of the Fund’s benchmark index (Russell 1000 Index).

Once the investment advisor determines the tactical allocations, the sub-advisor builds a portfolio in accordance with the investment advisor’s allocation instructions. The sub-advisor uses quantitative models to construct a portfolio for the Fund. The sub-advisor invests in a representative sample of securities which are included in the Fund’s benchmark index (Russell 1000 Index) or another index of large-capitalization companies, weighted to reflect the investment advisor’s tactical allocations. The return for each component of the portfolio is intended to correlate closely with the return for the corresponding component of the applicable benchmark index. The sub-advisor will use quantitative analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or exceed that of the benchmark index.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Asset Allocation Risk
•	Style/Sector/Factor Risk
•	Stock Market Risk

WILMINGTON INTERNATIONAL FUND

Investment Goal

The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of foreign securities including those domiciled in emerging markets. The Fund may invest in common stocks and equity-linked instruments of all capitalizations and exchange-traded funds (“ETFs”). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net”) Index, the benchmark against which the Fund measures the performance of its portfolio.

Subject to the oversight of the Board, Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by hiring sub-advisors with international investment expertise based on the advice of the Fund’s principal sub-advisor, Wilmington Trust Investment Advisors, Inc. (“WTIA”). In furtherance of the Fund’s investment objective, the Advisor has engaged WTIA to select, on a discretionary basis, the component strategies of the Fund and then recommend managers to the Advisor to manage such strategies. Each such component strategy selected by WTIA reflects a combination of geographic region, capitalization range, and investing style. WTIA typically recommends internationally focused sub-advisors with locally staffed portfolio management teams situated in the geographic regions of the relevant component strategies. WTIA believes that locally situated investment teams can enjoy informational advantages in stock selection.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	45

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

WTIA’s portfolio construction process involves the allocation and reallocation by WTIA of the Fund’s assets among the Fund’s sub-advisors’ component strategies to achieve a blend of geographic regions, styles and capitalizations. WTIA may also directly purchase or sell ETFs, equity-linked instruments, equity securities and/or derivatives (including forward currency exchange contracts) to gain or reduce exposure to certain regions, sectors, capitalization ranges, investing style and/or other investment or risk factors. The Fund’s assets are generally invested across different industries, sectors, countries, and regions, but the Fund may invest a significant percentage of its assets in issuers in a single industry, sector, country, or region and may not have any holdings in particular regions or countries. Each sub-advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment goal, strategies and restrictions.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•	Asset Allocation Risk
•	Company Size Risk
•	Country or Sector Risk
•	Currency Risk
•	Emerging Market Countries Risk
•	Exchange Traded Funds (“ETFs”) Risk
•	Foreign Investing Risks
•	Forward Currency Exchange Contract Risk
•	Growth Investing Risk
•	IPO Risk
•	Multi-Manager Risk
•	Stock Market Risk
•	Value Investing Risk

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Investment Goal

The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Principal Investment Strategies of the Fund

The Fund invests at least 80%, under normal circumstances, of the value of its net assets in equity securities. The Fund will invest in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non-U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds, futures contracts on broad-based equity indexes and other derivatives.

Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.

Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index-based hedging strategy in an effort to reduce market exposure, moderate portfolio volatility and limit the severity of portfolio losses in times of market downturns.

Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.

In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a Fund comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin and asset segregation requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range generally between 35% to 45% of the net asset value of the Fund, depending on the WTIA’s analysis of prevailing

46	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.

The strategies employed for the Fund by Wellington’s investment teams, as of the date of this Prospectus, are described below. One or all of the listed strategies can be replaced in the future, and certain strategies may not always be allocated a material portion of the Fund’s assets.

•	Quality. The strategy focuses on issuers which the underlying portfolio management team views as having high quality characteristics such as sustainable dividend growth, alignment of management and shareholder interests, and/or without undue financial leverage or cyclicality. The portfolio team also considers whether a company has a positive approach to environmental, social and governance factors that it believes may have an economic impact on valuation.

•	Growth. Seeks to identify securities at attractive valuations of issuers with sustainable revenue growth, superior market position and/or which are market disruptors.

•	Consistent Free Cash Flow. Seeks to invest in issuers that the team believes will be more stable than the market perceives, with a focus on areas where stability may be undervalued, such as small-cap securities, volatile sectors, disfavored geographies, and companies that do not meet the specific criteria of growth, quality, or value investors.

•	Disciplined Management. Seeks to outperform by investing in equity securities of companies where good industry structure lowers the risk of profit disruption, excellence in capital allocation can create superior long-term returns, and market cycles create opportunities to buy companies at attractive prices.

•	Income. The strategy seeks to capture return and above market dividend yield by buying securities which are undervalued with an emphasis on free cash-flow generation, earnings stability, and low financial leverage.

•	Contrarian. The strategy reflects the belief that, due to misunderstood negative events, underappreciated industry structural changes or undervalued/badly managed corporate assets, the market can discount the prices of securities of issuers based on near term fundamentals. The strategy also reflects the view that the valuations of such securities for companies with strong balance sheets can normalize over the longer-term and have potential upside.

•	Risk Management Overlay. Proprietary factor portfolio intended to outperform in environments where the fundamental managers in the portfolio may underperform, allowing the portfolio management team to further refine and manage the aggregate style factor exposures in the Fund.

•	Quality Growth. Seeks to identify high quality companies, primarily which are located and/or conduct substantial business activities in China, with strong fundamentals, strong governance records, and a supportive macro environment. The team uses local expertise, knowledge of China’s distinctive economic cycle and policy framework, and proprietary fundamental research, including environmental, social, and governance analysis. This strategy typically represents less than 10% of the Fund’s holdings.

•	Quality Value. Valuation-driven investment process seeking to identify Japanese companies with strong balance sheets and improving capital management and/or that the portfolio management team expects to benefit from corporate reforms in Japan. The team also considers environmental, social and governance factors that it believes may have an economic impact on valuation. This strategy typically represents less than 10% of the Fund’s holdings.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk
•	Asset Allocation Risk
•	Company Size Risk
•	Correlation Risk
•	Counterparty Risk
•	Currency Risk
•	Derivatives Risk
•	Derivatives Tax Risk
•	Emerging Market Countries Risk
•	Event-Driven Trading Risk
•	Exchange Traded Funds (“ETFs”) Risk
•	Foreign Investing Risk
•	Forward Currency Exchange Contract Risk
•	Growth Investing Risk
•	Information Risk
•	IPO Risk
•	Leverage Risk
•	Liquidity Risk
•	Natural Resources Risk
•	Options and Futures Risk
•	Over-the-Counter (“OTC”) Trading Risk
•	Preferred Stocks Risk
•	Stock Market Risk
•	Swap Agreement Risk
•	Valuation Risk
•	Value Investing Risk

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	47

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

WILMINGTON REAL ASSET FUND

Investment Goal

The Fund seeks to achieve long-term preservation of capital with current income.

Principal Investment Strategies of the Fund

The Fund, under normal circumstances, invests at least 80% of the value of its net assets in “real return” assets consisting of (i) global inflation-protected debt securities, (ii) global real-estate related securities, and (iii) commodity/natural resource-related securities. Global inflation-protected debt securities may include foreign government securities.

The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits is derived from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

The Fund will invest in real estate companies, such as real estate investment trusts (“REITs”) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in investment companies, exchange traded funds (“ETFs”), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements is expected to be frequent and may at times be substantial.

Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining sub-advisors to manage the Fund’s assets. The Advisor engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) as the Fund’s principal Sub-Advisor, to allocate and reallocate assets of the Fund among the Fund’s sub-advisors. WTIA may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.

The Fund’s principal Sub-Advisor, WTIA, determines the Fund’s asset allocation among the “real return” assets. WTIA anticipates allocating approximately 0%-80% to inflation-protected debt securities, 0%-80% to real estate-related securities and 0%-60% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which the principal Sub-Advisor, WTIA, allocates and reallocates varying portions of the Fund’s assets among a number of sub-advisors, or invests directly (up to 80% of the Fund’s net assets) in ETFs or other instruments in pursuit of the Fund’s investment strategies. Subject to the supervision of the Advisor, each sub-advisor acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may invest in securities of small-cap companies and may invest up to 55% of its assets in foreign securities. The Fund may engage in active and frequent trading as part of its principal investment strategy.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk
•	Asset Allocation Risk
•	Call Risk
•	Commodity-Related Risk
•	Commodity Tax Risk
•	Company Size Risk
•	Credit Risk
•	Derivatives Risk
•	Derivatives Tax Risk
•	Exchange Traded Funds (“ETFs”) Risk
•	Foreign Investing Risks
•	Forward Currency Exchange Contract Risk
•	Futures Contracts Risk
•	Inflation-Indexed Securities Risk
•	Inflation-Indexed Securities Tax Risk
•	Interest Rate Risk
•	Leverage Risk
•	Liquidity Risk
•	Master Limited Partnerships (“MLPs”) Risk
•	Mortgage-Backed and Asset-Backed Securities Risk
•	Multi-Manager Risk
•	Natural Resources Risk
•	Prepayment Risk
•	Real Estate-Related Risk
•	Stock Market Risk
•	Structured Note Risk
•	Swap Agreement Risk
•	Underlying Funds Risk

48	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

Investment Goal

The Fund seeks a high level of total return consistent with a moderate level of risk.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities that produce dividend income. The Fund’s strategy targets a portfolio level dividend yield of two times the S&P 500 dividend yield and seeks capital appreciation over a multi-year investment horizon principally through investments in U.S. large cap stocks, while maintaining low volatility versus the broader U.S. large-cap equity market. Volatility for purposes of the Fund’s investment objective is measured by beta, standard deviation, and/or down-market capture as compared to the U.S. large-cap equity market as measured by the Russell 1000 Value Index. Although the Fund’s strategy is focused principally on U.S. large cap stocks, the Fund may have holdings of non-U.S. and non-large cap stocks. The strategy also strives to minimize drawdowns during significant negative market environments. Quantitative and qualitative elements are interwoven throughout the Sub-Advisor’s (Wilmington Trust Investment Advisors, Inc., or “WTIA”) process to identify high-quality, high-dividend paying purchase candidates for the portfolio. Quantitative screening and proprietary modeling defines, narrows, and prioritizes investment candidates for fundamental analysis.

Quantitative screening criteria include, but are not limited to: minimum yield screening criteria versus the S&P 500 and dividend safety screening measures such as free cash flow and dividend reduction history. Fundamental analysis is employed to further test the strength of investment candidates’ competitive positioning, financial condition, and alignment of management incentives. The portfolio is constructed based on a bottom-up methodology with a top-down overlay, using a team-based approach to select high-conviction portfolios with limited sector exposures and position sizing consisting of generally 35-55 positions. All positions are continually monitored, with performance measured both on an absolute and relative basis.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•	Large Cap Stock Risk
•	Investment Style/Factor Risk
•	Dividend Risk
•	Information Risk
•	Stock Market Risk

WILMINGTON BROAD MARKET BOND FUND

Investment Goal

The Fund seeks to provide current income and secondarily, capital growth.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 5% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•	Active Trading Risk
•	Call Risk
•	Changing Fixed Income Market Conditions Risk
•	Credit Risk
•	Interest Rate Risk
•	Liquidity Risk
•	Mortgage-Backed and Asset-Backed Securities Risk
•	Non-Investment Grade Securities (Junk Bonds) Risk
•	Prepayment Risk

WILMINGTON MUNICIPAL BOND FUND

Investment Goal

The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	49

ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may also invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.

In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Alternative Minimum Tax Risk
•	Call Risk
•	Changing Fixed Income Market Conditions Risk
•	Credit Risk
•	Interest Rate Risk
•	Liquidity Risk
•	Municipal Securities Risk
•	Prepayment Risk
•	Tax Risk

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Investment Goal

The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal, under normal circumstances, by investing its net assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns, include:

•	Alternative Minimum Tax Risk
•	Call Risk
•	Changing Fixed Income Market Conditions Risk
•	Credit Risk
•	Interest Rate Risk
•	Liquidity Risk
•	Municipal Securities Risk
•	New York Investment Risk
•	Non-Diversification Risk
•	Tax Risk

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

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ADDITIONAL INFORMATION ABOUT INVESTMENT GOALS, STRATEGIES AND RISKS OF THE FUNDS AND THE UNDERLYING FUNDS

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk
•	Interest Rate Risk
•	Investments in Other Money Market Mutual Funds Risk
•	Repurchase Agreements Risk
•	U.S. Government Securities Risk

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Investment Goal

The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Principal Investment Strategies of the Fund

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the

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investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:

•	Credit Risk
•	Interest Rate Risk
•	Investments in Other Money Market Mutual Funds Risk
•	Repurchase Agreements Risk
•	U.S. Government Securities Risk

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PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Equity Funds:

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Convertible Securities
•	Foreign Securities
•	Investing in Securities of Other Investment Companies (such as ETFs)
•	Forward Currency Exchange Contracts

Enhanced Dividend Income Strategy Fund

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Foreign Securities

Fixed Income Funds:

•	Fixed Income Securities
•	U.S. Government Securities
•	Mortgage Backed Securities
•	Asset Backed Securities
•	Municipal Securities
•	Tax-Exempt Securities
•	Collateralized Mortgage Obligations (CMOs)
•	Non-Investment Grade Securities (Junk Bonds)
•	Zero Coupon Securities

Real Asset Fund

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Convertible Securities
•	Fixed Income Securities
•	Structured Notes
•	Treasury Securities
•	Agency Securities
•	Corporate Debt Securities
•	Inflation-Indexed Debt Securities
•	Commodities
•	Real Estate-Related Securities (including REITs)
•	Mortgage Backed Securities
•	Foreign Securities
•	Foreign Government Securities
•	Master Limited Partnerships
•	Natural Resources Securities
•	Derivative Contracts
•	Forward Currency Exchange Contracts
•	Natural Resources Securities
•	Short Sales
•	Swap Agreements
•	Investing in Securities of Other Investment Companies (such as ETFs)

Alternatives Fund

•	Equity Securities
•	Common Stocks
•	Preferred Stocks
•	Convertible Securities
•	Foreign Securities
•	Derivative Contracts
•	Forward Currency Exchange Contracts
•	Natural Resources Securities
•	Swap Agreements

Money Market Funds

•	Fixed Income Securities
•	U.S. Government Securities, including:
•	Treasury Securities
•	Agency Securities
•	Repurchase Agreements
•	Investing in Securities of Other Investment Companies (Government Money Market Funds)

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PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (“SAI”). With respect to the Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund, the discussion of investments in this section is qualified by Rule 2a-7 limitations.

Equity Securities

Equity securities (“stocks”) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•	it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Fixed Income Securities

Fixed income securities (“bonds”) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which certain Funds may invest.

U.S. Government Securities

A U.S. Government security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. U.S. Government securities generally consist of Treasury securities and agency securities. The Funds considers repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Funds’ investment policies. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue

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PRINCIPAL SECURITIES OF THE FUNDS

commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per share. If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (“AMT”) for noncorporate taxpayers.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Non-Investment Grade Securities (Junk Bonds)

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds). These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Inflation-Indexed Debt

Inflation-indexed debt securities are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. With respect to this portion of its portfolio, the Real Asset Fund will invest in Treasury Inflation Protected Securities (“TIPS”), foreign currency-denominated inflation-protected securities and other fixed-income securities not adjusted for inflation. Such other fixed-income securities may include: U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. Certain floating rate bonds can potentially proxy for inflation-specific instruments, or non-adjusted bonds could be combined with swaps to create a synthetic inflation-linked bond. The Real Asset Fund may invest in securities with effective or final maturities of any length. The Real Asset Fund may adjust its holdings or its average duration based on actual or anticipated changes in interest rates or credit quality. TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation. The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal. TIPS are backed by the full faith and credit of the U.S. Government.

Exchange-Traded Notes (“ETNs”)

A Fund may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. However, this

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type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. ETNs are also subject to counterparty risk and fixed income risk.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasigovernmental agencies.

Other Principal Securities

Real Estate-Related Securities

WFMC considers real estate-related securities as those issued by companies that derive at least 50% of their assets, gross income or net profits from (i) development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. Many of the real estate-related securities are REITs, which are pooled investment vehicles that invest directly in income-producing real estate (an “equity REIT”), in loans secured by real estate (a “mortgage REIT”), or a combination thereof (a “hybrid REIT”). An equity REIT receives rental income and any profits on the sale of its properties. A mortgage REIT receives interest income from the loans made on underlying properties. Investments in real estate-related securities expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

Natural Resources Securities

Natural resources securities are those issued by companies that either own or develop natural resources or supply goods and services to such owners and developers. These companies may be involved in exploring, mining, refining, drilling, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, and other basic commodities. An investment in operating companies that have significant exposure to natural resources exposes the investor to the greater volatility of the commodity markets, to commodity-specific risks (drought, floods, weather, disease, supply/demand imbalances) and to international economic, political and regulatory influences that frequently affect those markets and the operations of companies engaged in natural resources industries. The natural resources industries can also be significantly affected by energy conservation, the success of exploration projects, commodity prices and tax and other government regulations.

Master Limited Partnerships

Master limited partnerships (“MLPs”) are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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PRINCIPAL SECURITIES OF THE FUNDS

Structured Notes

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator, such as an underlying commodity or index related to that commodity. Structured notes may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such notes may be very volatile. The terms of the structured notes may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference index may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.

Commodities

A Fund does not invest directly in commodities. Instead, to gain exposure to the commodities markets without investing directly in physical commodities, a Fund invests in investment companies, exchange-traded funds, structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. A Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (“OTC”) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Short Sales

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund is unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not

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typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Swap Agreements

A Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, credit default swaps, equity swaps and commodity swaps. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements may last for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Credit Default Swaps

A Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Forward Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of a loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor. A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Investing In Securities Of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including certain exchange-traded funds (“ETFs”), business development companies (“BDCs”) and the securities of money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. SEC rules require that any expenses incurred by certain ETFs, BDCs and other investment companies be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.”

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The shares of most ETFs are listed and traded on stock exchanges at market prices, although some shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

A fund may invest in BDCs, a special type of closed-end investment company that tends to invest in small, developing, financially troubled, and often private companies. Like an automaker, retailer, or any other operating company, a BDC incurs expenses such as employee salaries. As noted above, these expenses are included in a fund’s expense ratio although they are not direct expenses paid by fund shareholders, are not used to calculate the fund’s net asset value, and are not included in a fund’s financial statements.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in Shares of the Wilmington Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, who are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance. A Fund may experience an increase in its portfolio turnover rate if a Fund’s portfolio is modified in connection with a change in sub-advisors.

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment goal and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

The Money Market Funds may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in the “Fund Summary” section of this Prospectus and in accordance with federal laws concerning money market funds, in anticipation of, or in response to, adverse market, economic, political or other conditions.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Investment Process Governance

The Wealth and Institutional Services Division (“WISD”) of M&T Bank Corporation consists of the investment management businesses of Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc., and Wilmington Trust Investment Management, LLC (the “WISD Registered Investment Advisers”), and the investment management, personal trust, corporate trust, asset administration and related businesses of M&T Bank, Wilmington Trust, N.A., and Wilmington Trust Company (the “WISD Trust Entities”).

The WISD Investment Committee (the “Investment Committee”) exists to assist the Boards of Directors of the WISD Trust Entities (indirectly through other intermediate committees) in fulfilling their responsibilities to oversee the investment-related activities of WISD to ensure the proper exercise of fiduciary powers by the WISD Trust Entities, and to assist the Boards of Directors of the WISD Registered Investment Advisers in fulfilling their responsibilities.

The Investment Committee consists of two subcommittees: the Investment Committee-Investment Strategy Matters (the “IC-ISM”), and the Investment Committee-General Matters, and each of the subcommittees has voting and non-voting members. The IC-ISM’s voting members include the Chief Investment Officer, Head of Equity, Head of Fixed Income, Head of Investment Strategy, Head of Fixed Income Search and Strategy and Chief Economist of Wilmington Trust Investment Advisors, as well as several senior employees of the WISD Trust Entities. The non-voting members include other investment professionals from Wilmington Trust Investment Advisors, as well as investment professionals from the WISD Trust Entities.

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The IC-ISM meets formally at least monthly, and is responsible for a variety of tasks and functions, such as:

•	setting overall strategy for asset allocation, including risk objectives, types of strategic allocations needed (benchmark relative, absolute return, income oriented, etc. ) and types of tactical allocations to be considered;

•	developing the methodology for longer-term strategic allocation advice and more intermediate-term tactical allocation advice, including: (i) research, evaluation of efficacy and execution of valuation and price momentum methodologies, as well as reviews of academic research and third-party solutions and support leading to process improvement; (ii) macro factor identification and analysis for use in allocation processes; and (iii) setting of diversified benchmarks for allocation advice, excess return expectations against benchmarks and the target and allowable tracking error of advice against benchmarks; and

•	developing methodologies for addressing key characteristics of portfolio construction advice, including: (i) the methodology for assigning portfolio exposures within asset classes between active and passive exposures; (ii) determining the impact to construction and exposures to meet yield expectations; (iii) the positioning and use of trend-following trading strategies to address overall portfolio and asset class exposures; (iv) the use and guidelines of portfolio insurance; (v) the positioning and guidelines for private equity and private real estate solutions within portfolios; (vi) the impact of liquidity within products and the decision set around their use; (vii) the interaction of manager styles, correlations of excess returns and volatility in determining combinations and weights of active managers within portfolios; (viii) the rebalancing methodologies, frequencies and thresholds; and (ix) the consideration of income taxes in portfolio construction.

The Investment Committee-General Matters oversees a variety of other investment-related functions, policies and procedures of the WISD Trust Entities and the WISD Registered Investment Advisers.

Generally, the IC-ISM’s determinations are applied across all investment management products managed by the WISD Registered Investment Advisers and the WISD Trust Entities, including separately managed accounts, model portfolios and pooled investment vehicles. The IC-ISM’s determinations regarding strategic and tactical asset allocation and portfolio construction may affect the three Wilmington Multi-Manager Funds and the Large-Cap Strategy Fund directly, as these funds pursue their investment goals by using multiple asset classes and/or investment styles, or, in the case of the Large-Cap Strategy Fund, by allocating its assets among industry sectors. Subject, at all times, to the requirements of each such Fund’s investment goal and principal investment strategies, WTIA portfolio managers for the three Wilmington Multi-Manager Funds will allocate and reallocate assets among sub-advisors and asset classes, and WTIA portfolio managers for the Large-Cap Strategy Fund will allocate and re-allocate its assets among industry sectors, in response to the determinations of the IC-ISM.

Specific Risks of Investing in the Funds

Active Trading Risk

Certain Funds may trade securities actively, which could increase their transaction costs (thereby lowering their performance) and increase the amount of taxes that you may pay.

Alternative Minimum Tax Risk

Although the interest received from municipal securities generally is exempt from federal income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.

Arbitrage Risk

The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the value of two securities may not perform as expected.

Asset Allocation Risk

The Real Asset Fund and the Diversified Income Fund are subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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Changing Fixed Income Market Conditions Risk

The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Commodity-Linked Derivative Investment Risk

The value of a commodity-linked derivative investment typically is based on the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment. To the extent that a Fund invests in such derivative instruments, the Fund will be exposed economically to movements in commodity prices.

Commodity-Related Risk

Certain Funds are subject to Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

Commodity Tax Risk

A Fund’s ability to invest in certain instruments such as commodity-linked derivatives may be adversely affected by changes in legislation, regulations or other legally binding authority. Pursuant to the Internal Revenue Code of 1986, as amended, a Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities are not considered qualifying income for this purpose. Additionally, the Internal Revenue Service has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income. As a result, a Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. Failure to comply with the restrictions in the Internal Revenue Code of 1986, as amended, and any future legislation or guidance may cause a Fund to fail to qualify as a regulated investment company which may adversely impact a shareholder’s return. Alternatively, a Fund may forego these investments which could adversely affect the ability of the Fund to achieve its investment goal.

Company Size Risk (Small and Mid Cap Risk)

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, small and medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate. Therefore, smaller companies may entail greater risks for investors than larger companies.

Convertible Securities Risk

Convertible securities are subject to the risks typically associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. A Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Correlation Risk

The effectiveness of the Portfolio’s futures hedging program may be reduced if the Portfolio’s equity positions do not sufficiently correlate to the indices underlying its futures positions.

Counterparty Risk

A Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. A Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid.

Country or Sector Risk

Investments in particular sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if a Fund emphasizes one or more industries, economic sectors or countries, it may be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries sectors or countries.

Credit Default Swap Risk

The Global Alpha Equities Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of

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default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation either through physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Credit Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Derivatives Securities Risk

The risk that a Fund’s use of derivatives will cause losses (1) due to the unexpected effect of market movements on a derivative’s price, (2) because the derivatives do not perform as anticipated, (3) because the derivatives are not correlated with the performance of other investments which they are used to hedge; or (4) if the Fund is unable to liquidate a position because of an illiquid secondary market.

Derivatives Tax Risk

Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Fund’s taxable income or gains, and may limit or prevent a Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that a Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. A Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.

Distressed Securities Risk

A Fund’s investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

Dividend Risk

The strategy targets companies that the manager believes have potential for attractive dividends. Performance of the strategy would be impacted to the extent such companies reduce or stop paying dividends. Similarly, the strategy could also be impacted by changes in tax laws which reduce incentives for companies to pay dividends.

Emerging Market Countries Risk

Emerging market securities typically present even greater exposure to the risks described under “Foreign Securities Risk” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not

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protect property rights as well as the laws of the U.S. In addition, the ability to bring and enforce actions in emerging market countries may be limited and shareholder claims may be difficult or impossible to pursue. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information. Also, companies in emerging market countries generally may be subject to less stringent financial reporting, accounting and auditing standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. These factors, among others, make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s shares.

Event-Driven Trading Risk

Event-driven trading involves the risk that the special situation may not occur as anticipated, in which case a Fund may realize losses.

Exchange-Traded Funds (“ETFs”) Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes (“ETNs”) Risk

The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

Foreign Investing Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Fund, Real Asset Fund, Global Alpha Equities and Diversified Income Fund and their Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments. Further, the issuer of foreign government securities or the governmental authorities that control the repayment of the debt may be unwilling to repay the principal or interest when due.

Forward Currency Exchange Contract Risk

A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contracts Risk

The successful use of futures contracts will depend upon the investment manager’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (v) if the Fund has insufficient cash, it may have to sell portfolio investments to meet daily variation margin requirements, and the Fund may have to sell such investments at a time when it may be disadvantageous to do so.

Growth Investing Risk

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the

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price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Hedge Fund Strategies’ Risk

Certain Funds are subject to Hedge Fund Strategies’ Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

Inflation-Indexed Securities Risk

Certain Funds are subject to Inflation-Indexed Securities’ Risks. Because of the inflation-adjustment feature, inflation-indexed securities typically have lower yields than conventional fixed-rate bonds. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the income distributions from an inflation-indexed security are likely to fluctuate considerably more than the income distribution amounts of a conventional bond. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investment in inflation-indexed securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. There also may be a delay between the time a change to the rate of inflation occurs and the time the adjustment for inflation is reflected in the value of the inflation-indexed securities.

Although inflation-indexed securities may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-indexed securities would likely decline in price, resulting in losses to the Fund. If the Fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation or a lower level of inflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

Inflation-Indexed Securities Tax Risk

Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in a Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a Fund may cause amounts previously distributed by the Fund in the taxable year as income to be recharacterized as a return of capital.

Information Risk

The Fund may rely to a meaningful degree on quantitative analytical tools (both proprietary tools and those developed by third parties) (“Tools”) and information and data (“Data”) supplied by third parties. Tools and Data may be used to, among other things, construct sets of transactions and investments and illustrate the results, construct and test allocations within a portfolio, and provide risk management insights.

When Tools and Data used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not provide the desired results and the Fund may realize losses. For example, the Fund’s advisor and/or sub-advisor may in reliance on faulty Tools or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether.

Infrastructure Assets Risk

Certain Funds are subject to Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income

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securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style/Factor Risk

The strategy’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other equity strategies that employ a different basis for investing.

Investments in Other Money Market Mutual Funds Risk

To the extent that a Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

Large Cap Stock Risk

During certain market periods, large capitalization dividend-paying value stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles, which can last years, of doing better – or worse – than other segments of the stock market or the stock market in general.

Leverage Risk

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Liquidity Risk

Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Market Risk in General

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business. This could, in turn, adversely affect a Fund’s investments in that country and other affected countries.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

Master Limited Partnerships (“MLPs”) Risk

Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

Mortgage-Backed and Asset-Backed Securities Risk

Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Municipal Securities Risk

The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is

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possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

Natural Resources Risk

Certain Funds are subject to Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

New York Investment Risk

The New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of the Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Non-Diversification Risk

The New York Municipal Bond Fund is non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Non-Investment Grade Securities (Junk Bonds) Risk

High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

Options and Futures Risk

When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Over-the-Counter (“OTC”) Trading Risk

Certain of the derivatives in which the Global Alpha Equities Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty risk with respect to such derivatives contracts.

Preferred Stocks Risk

Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Prepayment Risk

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an

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increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline. A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Real Estate-Related Risk

Certain Funds are subject to Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Repurchase Agreements Risk

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Screening Criteria Risk

Strict application of the dividend-yield screening criterion for the U.S. equities portion of the Fund’s portfolio means that the Fund might have difficulty in finding suitable investments in certain markets, may be concentrated in a relatively small number of positions, and may not invest in companies experiencing, or expected to experience, meaningful capital appreciation.

Short Sale Risk

Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Stock Market Risk

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Structured Note Risk

The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Style/Multi-Manager Risk

The investment styles employed by sub-advisors may not be complementary. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.

Style/Sector/Factor Risk

Different investment styles and factors tend to shift in and out of favor depending on market conditions and investor sentiment. The Fund’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other stock funds that employ a different basis for investing.

Swap Agreement Risk

With respect to an uncleared swap (i.e., negotiated bilaterally and traded OTC between the two parties), the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In the case of a cleared swap (i.e., transacted through a futures commission merchant (an “FCM”) and cleared through a clearinghouse that serves as a central counterparty (e.g., certain credit default swaps)), there is also a risk of loss by the fund of the margin deposits posted with the FCM in the event of the FCM’s bankruptcy and whether the Fund has an open position in the swap contract.

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Tax Risk

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the New York Municipal Bond Fund and Municipal Bond Fund to their shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall. Income from the New York Municipal Bond Fund and Municipal Bond Fund may be subject to the AMT.

Underlying Funds’ Risk

Certain Funds are subject to Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of WFMC or WTIA, as principal sub-advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. WFMC and WTIA are subject to certain conflicts of interest in choosing the Underlying Funds in which a Fund may invest.

U.S. Government Securities Risk

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Valuation Risk

The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Value Investing Risk

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Disclosure Of Portfolio Holdings Information

The Funds’ annual and semiannual reports contain complete listings of each Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Upon its effective date, each Fund with the exception of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Funds’ annual and semiannual reports are filed with the SEC within 60 days of the end of the reporting period and the Funds’ monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter at the SEC’s website at www.sec.gov. Each Money Market Fund prepares a report on Form N-MFP of its portfolio holdings as of the last business day or any subsequent calendar day of the preceding month, which is filed with the SEC within five business days of month end.

Each quarter, each Fund provides the top 10 holdings to the insurance companies that offer the Fund in its insurance contracts. This information is provided to these entities under an agreement of confidentiality, before such information is made publicly available, so that these entities may produce fact sheets about the Fund as of the end of such quarter, which may include an analysis of the Funds’ holdings by sector, credit quality and/or country, as applicable.

The SAI describes the policies and procedures that relate to the disclosure of the Funds’ portfolio holdings.

Who Manages The Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, WFMC, (formerly, Rodney Square Management Corporation) an affiliate of M&T Bank. The Advisor’s address is 1100 North Market Street, Wilmington, DE 19890.

The Advisor manages each Fund’s assets but may engage sub-advisors to provide investment management services for some or all of a Fund’s assets as more fully described in the Principal Investment Strategies for each Fund, If not delegated to a sub-advisor the Advisor’s services include buying and selling portfolio securities. The Funds’ principal sub-advisor is Wilmington Trust Investment Advisors, Inc. (WTIA) for those assets of the Funds allocated to WTIA by WFMC. For some Funds, WFMC may allocate all or a significant percentage of such Fund’s assets to WTIA to provide investment management services. For other Funds, WFMC may allocate a small portion or no portion of the Fund’s assets to WTIA to provide investment management services.

M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York, Maryland, New Jersey, Pennsylvania, Delaware, Connecticut, Virginia, West Virginia, the Washington D.C. As of June 30, 2021, M&T Bank Corporation had total assets of $150.6 billion. WFMC and entities affiliated with WFMC or

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SUB-ADVISORS

its predecessors have served as investment advisor to certain of the Funds since 1988 and, as of June 30, 2021, it managed approximately $12.7 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For the services under the advisory and sub-advisory contracts, the Adviser and sub-advisors are paid an annual advisory and sub-advisory fee from each Fund equal to a percentage of each Fund’s average daily net assets after taking into account any applicable fee waivers or reimbursements. For the fiscal year ended April 30, 2021, aggregate fees paid were as follows:

FUND	Advisory Fee Paid

Large-Cap Strategy Fund	0.13%

International Fund	0.65%

Global Alpha Equities Fund	0.94%

Real Asset Fund	0.45%

Enhanced Dividend Income Strategy Fund	0.00%

Broad Market Bond Fund	0.36%

Municipal Bond Fund	0.34%

New York Municipal Bond Fund	0.18%

U.S. Government Money Market Fund	0.09%

U.S. Treasury Money Market Fund	0.07%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

The Advisor has determined to voluntarily waive and/or reimburse sufficient expenses of any class of the Money Market Funds to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of the Money Market Funds will maintain such a yield. The Advisor may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

A discussion of the Board’s review of the Funds’ investment advisory contracts will be available in the Funds’ Semi-Annual Shareholder reports for the period ended October 31, 2020.

M&T Securities, Inc., an affiliate of WFMC, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Class A Shares, Select Shares, Service Shares and Administrative Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans”. In addition, they may receive up to 0.25% of the Funds’ average daily net assets of the Class A Shares, Service Shares and Administrative Shares for the distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans”.

In addition to the investment management services provided by WFMC, WFMC in its role as co-administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds and is entitled to receive a maximum fee of 0.040% of the Funds’ average daily net assets for such administrative personnel and services.

Sub-Advisors

Subject to oversight by the Board, the Advisor is responsible for overseeing the sub-advisors and recommending their hiring, termination and replacement. Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may, with respect to any of the Funds, select and replace sub-advisors, which are unaffiliated with the Advisor, and amend Sub-Advisory agreements without obtaining shareholder approval, provided that certain conditions are met. The Advisor, and each applicable Fund, has entered into Sub-Advisory agreements with the sub-advisors listed below to manage the Fund indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment goals and restrictions of the respective Funds. For their services, each sub-advisor (other than WTIA) is entitled to receive a fee based upon a percentage of their respective Fund’s average daily net assets, which will be paid by the Fund and not by the Advisor. WTIA is compensated from the advisory fee received by the Advisor.

The rate of the overall fee payable to the multiple sub-advisors of a sub-advised Fund may vary depending on the amount of assets that are allocated to the different sub-advisors of the sub-advised Fund due to the differences in their fees. The rate of the overall fee payable may also vary, from time to time, due to increases or decreases in the market value of the portions of the Fund’s portfolio managed by particular sub-advisors. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any sub-advisor.

Allianz Global Investors U.S. LLC (“AllianzGI”) sub-advises a portion of the International Fund. AllianzGI is a registered investment advisor under the Advisers Act, with its principal executive office located at 1633 Broadway, New York, NY 10019. As of June 30, 2021, AllianzGI had assets under management of approximately $138.9 billion.

AXA Investment Managers, Inc. (“AXA IM”) sub-advises a portion of the International Fund. AXA IM is a registered investment advisor under the Advisers Act, with its principal executive office located at 100 West Putnam Avenue, Greenwich, CT 06830. As of June 30, 2021, AXA IM had assets under management of approximately $1.03 trillion.

Berenberg Asset Management LLC, along with its affiliate Joh. Berenberg, Gossler & Co. KG (“Berenberg”) sub-advises a portion of the International Fund. Berenberg is a registered investment advisor under the Advisers Act, with its principal executive office located at 1251 Avenue of the Americas, 53rd Floor, New York, NY 10020. Berenberg provides investment advice in the United States that originates from its participating affiliate, Joh. Berenberg, Gossler & Co. KG (“Joh. Berenberg”). Berenberg will

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provide these advisory services pursuant to long-standing SEC no-action letters that allows Berenberg to offer the capabilities, infrastructure and expertise of Joh. Berenberg to U.S. prospective clients. As of June 30, 2021, Berenberg had assets under management of approximately $87.6 billion.

Nikko Asset Management Americas, Inc. (“Nikko”), along with its affiliate Nikko Asset Management Co. Ltd. (“Nikko AM”) sub-advises a portion of the International Fund. Nikko is a registered investment advisor under the Advisers Act, with its principal executive office located at 605 3rd Avenue, 38th Floor, New York, NY 10158. Nikko is the U.S. subsidiary of Nikko AM. As of June 30, 2021, Nikko, together with its parent company Nikko AM, had assets under management of approximately $281.8 billion.

Parametric Portfolio Associates LLC (“Parametric”) sub-advises a portion of the Real Asset Fund. Parametric is a registered investment advisor with its principal executive office located at 800 Fifth Avenue, Suite 2800, Seattle, WA 98104. As of June 30, 2021, Parametric had assets under management of approximately $410.8 billion.

Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. (Singapore Branch) (collectively, “Schroders”), sub-advises a portion of the International Fund. Both Schroders entities are registered investment advisers under the Investment Advisers Act of 1940, as amended, with principal offices located at 7 Bryant Park, New York, NY 10018 and 1 London Wall Place, London EC2Y 5AU, United Kingdom, respectively. Schroders plc, Schroders’ ultimate parent, is a global asset management company with approximately $804.3 billion under management as of June 30, 2021.

Wellington Management Company LLP (“Wellington”) sub-advises the Global Alpha Equities Fund. Wellington is a registered investment advisor under the Advisers Act, with its principal executive office located at 280 Congress Street, Boston, MA 02210. As of June 30, 2021, Wellington had global assets under management of $1,388 billion.

Wilmington Trust Investment Advisors, Inc. (“WTIA”) serves as the principal sub-advisor for the Funds and, for those assets of a Fund allocated by the Advisor, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, WFMC and WTIA. WTIA is an affiliate of WFMC and is located at 1100 North Market Street, 9th Floor, Wilmington, DE 19890. As of June 30, 2021, WTIA had assets under management of approximately $14.8 billion.

Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management.

Large-Cap Strategy Fund – Matthew D. Glaser, Andrew H. Hopkins, CFA, CPA, and Karen Purzitsky, CFA,

manage the Large-Cap Strategy Fund. They make purchase and sale decisions to mirror the investment advisor’s direction on sector weightings or other tilts within the Fund.

International Fund – Matthew D. Glaser and Clement K. Miller, CFA, manage the portfolio’s overall regional, capitalization, and style allocations in light of global market conditions; selection and monitoring the Fund’s sub-advisors, and allocating among these and ETFs; management of cash inflows and outflows; and evaluation of performance. Dr. Kai Hirschen, CFA, FRM, CAIA, Giovanni Trombello, CFA, Karsten Niemann, CFA and Thorsten Winkelmann are responsible for the day-to-day management of any portion of the Fund allocated to AllianzGI. Isabelle de Gavoty and Caroline Moleux, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to AXA IM. Stefan Ewald, CFA, is responsible for the day-to-day management of any portion of the Fund allocated to Berenberg. Toshinori Kobayashi and Yu Sato are responsible for the day-to-day management of any portion of the Fund allocated to Nikko. Toby Hudson is responsible for the day-to-day management of any portion of the Fund allocated to Schroders. The sub-advisors decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Global Alpha Equities Fund – Matthew D. Glaser and Jordan Strauss, CFA are responsible for the management of the Global Alpha Equities Fund. Gregg R. Thomas, CFA, and Tom S. Simon, CFA, FRM are responsible for the day-to-day management of the strategies implemented by Wellington. Wellington decides on capitalization weightings, purchase and sales, and decides on sector and capitalization weightings for the strategies they manage.

Real Asset Fund – Matthew D. Glaser and Jordan Strauss, CFA are responsible for the day-to-day management of the Real Asset Fund, including the portion allocated to the enhanced cash strategy. Paul Bouchey and Thomas C Seto oversee the day-to-day management of the portion of the Real Asset Fund allocated to Parametric.

Enhanced Dividend Income Strategy Fund – Matthew D. Glaser, Andrew H. Hopkins, CFA, CPA, and Mark D. Horst, CFA co-manage the Fund.

Broad Market Bond Fund – James M. Hannan, Wilmer C. Stith, III, CFA, and Randy H. Vogel, CFA, jointly manage the Broad Market Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Municipal Bond Fund – Dan Scholl, Jason Hannon, CFA and John J. Malloy, Jr. jointly manage the Municipal Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

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New York Municipal Bond Fund – Dan Scholl, Jason Hannon, CFA and John J. Malloy, Jr. jointly manage the New York Municipal Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Portfolio Manager Biographies

Paul Bouchey, CFA, is Parametric’s Global Head of Research. Mr. Bouchey leads Parametric’s research and development activities across all strategies. He has authored numerous academic and practitioner articles in publications such as The Journal of Portfolio Management, The Journal of Wealth Management and The Journal of Index Investing. Mr. Bouchey earned a B.A. in Mathematics and Physics from Whitman College and an M.S. in Computational Finance and Risk Management from the University of Washington. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Seattle.

Isabelle de Gavoty is Deputy head of Framlington Equities / Head of Small Cap Investment Team and Lead Portfolio Manager. Isabelle was appointed Deputy Head of Framlington Equities in April 2020, having had responsibility for its teams and activities in our Paris office since 2019. She is Head of Small Cap Equity and responsible for Framlington’s ESG and listed impact research. Isabelle initially joined AXA IM in 1998 as an analyst in Framlington’s Europe small cap equity team before becoming a lead portfolio manager and, subsequently, head of the wider small cap investment team in 2008, responsible for both global and European small and mid-cap strategies. Prior to joining AXA IM, Isabelle spent three years as a financial analyst on the automobile sector with French broker Wargny. Isabelle holds a master’s degree in Finance from University of Aix-Marseille, a diploma in Advanced Studies in Finance from Oxford Brookes University, the SFAF (Financial Analysts’ Society of France) certification and is a member of EFFASA (the European Federation of Financial Analyst Society).

Stefan Ewald, CFA, is the head of the Systematic Multi Asset Solutions team within the Investment & Risk Management Solutions unit of Berenberg. He joined Berenberg’s International Graduate Program in 2013 and in 2014 became part of the liquid alternatives team as a portfolio manager before taking on responsibility for multi asset strategies. He and his team focus on tailor made investment solutions within the multi asset space including fixed floor strategies. Mr. Ewald holds a Master’s degree in Finance and Investment from the Durham University Business School.

Matthew D. Glaser is Senior Vice President and Head of Equity and Non-Traditional Investments at WTIA. Mr. Glaser joined WTIA in 2016 and has more than twenty years of experience in the equity and institutional investments industry. Previously, Mr. Glaser served as Managing Director and Portfolio Manager at Lazard Asset Management from 2014 to 2016 and Chief of Investment Strategies and Executive Managing Director at Turner Investments from 2007 to 2013, where he was a member of the Executive Management Group, Enterprise Risk Committee and had oversight responsibility for the Turner Spectrum Fund. Mr. Glaser holds a Master’s degree in Finance from Columbia University and a Bachelor’s degree in History from Wesleyan University.

James M. Hannan is an Administrative Vice President and has been a Portfolio Manager of WTIA since 1996 and a Vice President of M&T Bank since April 2003. Mr. Hannan was a Money Market trader at AllFirst Bank from 1987 to 1992 and a Portfolio Manager from 1992 until its acquisition by M&T Bank in April 2003. In addition to his portfolio management duties, Mr. Hannan is also responsible for several separately managed institutional portfolios. He has more than 28 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Jason Hannon, CFA, is Vice President, Head of Municipal Strategy and Senior Portfolio Manager for WTIA and is responsible for setting the municipal bond portfolio strategy for the firm’s institutional and individual clients. He plays a critical role in assessing market structure and guiding the risk measurement and research process. Most recently, Jason was a vice president at New York Private Bank & Trust/Emigrant Bank where he oversaw the municipal, MBS and treasury portfolios for separately managed accounts and the Bank’s Capital Markets Group. Previous roles include senior trader at Arbor Research & Trading and Vanguard. He holds a B.S. in Finance from the Pennsylvania State University.

Kai Hirschen, Ph.D., CFA, CAIA, FRM is a portfolio manager with Allianz Global Investors, which he joined in 2009. He is a member of the Systematic Equity team and manages High Dividend Global mandates, including enhanced dividend strategies with an option overlay. Mr. Hirschen has 16 years of investment-industry experience. He previously worked for a leading international consultancy in risk management and risk modeling. Mr. Hirschen has a Master’s degree in Mathematics from the University of Hannover, Germany, a Master’s degree in Finance and Accounting from the University of Frankfurt, Germany, and a Doctorate from the University of Darmstadt, Germany. He is a CFA charterholder and a CAIA charterholder, and holds the Financial Risk Manager designation.

Andrew H. Hopkins, CFA, CPA, is an Administrative Vice President at WTIA. Mr. Hopkins is the Head of Equity Research and is responsible for Wilmington Trust’s equity investment management program, which includes both domestic and international equity strategies. Mr. Hopkins manages a team of professionals responsible for equity research and portfolio management and quantitatively managed equity strategies, including passive and active strategies which utilize a risk model and optimization process to control risk.

Mark D. Horst, CFA, is a Vice President and Portfolio Manager/Research Analyst at WTIA and is responsible for providing fundamental equity research. Mr. Horst serves as

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a generalist with a broad range of sector and industry experience, with particular expertise in the Technology, Energy, Materials, and REIT sectors. Mr. Horst is a member of the portfolio management team for the Enhanced Dividend Income Strategy (EDIS). Mr. Horst has more than a decade of experience in institutional fundamental equity research and portfolio management and holds a Master’s degree from the University of Michigan Ross School of Business and a Bachelor’s degree in International Business from Lehigh University. He is a member of the CFA® Society of Philadelphia.

Toby Hudson, Head of Asia ex Japan Equity Investments, is a fund manager managing Regional and Hong Kong/China mandates with Schroders. Mr. Hudson’s Investment career commenced upon joining Schroders in 1992. He was seconded to Hong Kong in 1995 after 3 years working as an UK equity analyst in London. In 1995, Mr. Hudson started covering Hong Kong equities before becoming responsible for financials research across the Asia ex Japan region. Mr. Hudson became Head of North Asian research in 2001 and Head of Asia ex Japan Equities Research in 2002. He started to manage money in 2003, a large regional financial sector portfolio for a sovereign wealth fund. In 2007, Mr. Hudson started to manage regional equity and officially took over as the lead on Hong Kong/China mandates at the start of 2008. In 2017, Mr. Hudson took on the role of Head of Asia ex-Japan Equity Investments.

Toshinori Kobayashi (Lead Portfolio Manager) became the Team Leader for the Research Active Management team with Nikko in 2010, after serving as Team Leader and Portfolio Manager of the Market-Oriented Fund Management Team of the Equity Fund Management Department. Mr. Kobayashi became a Portfolio Manager in 1992 following three years of work in corporate research. Mr. Kobayashi began his career at Nikko Securities Investment Trust & Management (now Nikko AM) in 1988. Mr. Kobayashi holds a B.A. in Law from Chuo University and is a chartered member of the Security Analysts Association of Japan.

John J. Malloy, Jr., Vice President and Senior Municipal Bond Portfolio Manager, is responsible for managing tax exempt assets including a common trust fund, mutual funds, and separately managed accounts. He conducts continual yield curve and volatility analyses in order to maximize total return and minimize risk across his municipal fixed income portfolios. Mr. Malloy joined Wilmington Trust in 2006, specializing in municipal bond trading and portfolio management. Earlier in his career, he was a senior fixed income trader at The Vanguard Group. He holds an MBA in Finance from Saint Joseph’s University and a bachelor’s degree in Business Administration from Arcadia University.

Clement K Miller, CFA, is portfolio manager of the Wilmington International Fund. He is a voting member of WTIA’s Investment Committee and a non-voting member of the Portfolio Management Group. He is a member of the

Manager Research Group with responsibilities in international equities. He is a frequent contributor to WTIA’s blog postings for clients. Mr. Miller joined M&T Bank’s Investment Group in 2008 after 6 years as a Relationship Manager in the Export Finance Group. Before that, he worked for 15 years with the Export-Import Bank. For the last 6 years at Ex-Im Bank, he led the bank’s loan workouts division. Earlier at Ex-Im Bank, he served as a country risk economist, loan officer, and international trade negotiator. Prior to joining Ex-Im, he served as an economist for economic forecasting firm Wharton Econometrics. He has a Bachelor’s degree from Georgetown University’s School of Foreign Service and an MBA from George Washington University. He holds the CFA Charter and for 2 years served as President of the Baltimore CFA Society.

Caroline Moleux, CFA, is a portfolio manager at Framlington Equities and has been responsible for managing the French Equity Strategy since 2016. She is also the consumer specialist within the Small Cap Equity team. Previously at AXA IM, Caroline was a portfolio manager for 10 years, where she was responsible for managing convertibles strategies. Prior to AXA IM, Caroline worked at ADI as an analyst for three years, where she was responsible for covering their convertible arbitrage strategy. Caroline holds a Master’s degree in Corporate Finance and Financial Engineering from the University Paris.

Karsten Niemann, CFA, is a portfolio manager with Allianz Global Investors, which he joined in 1998. He is a member of the Systematic Equity team. Mr. Niemann manages Best Styles Europe Equity and European High Dividend mandates, overseeing more than $9 billion in assets under management. He previously managed Best Styles Global Equity and Best Styles Euroland Equity mandates for the firm; before that, he was a quantitative analyst. Mr. Niemann has 23 years of investment-industry experience. He has a Master’s degree in Economics from the University of Bonn, Germany, and is a CFA charterholder.

Karen Purzitsky, CFA, is a quantitative analyst responsible for analysis and modeling for the WTIA equity strategies. Ms. Purzitsky has a B.A. in Mathematics and Economics from York University, Toronto, Canada and an M.B.A. in Finance and Accounting from the University of Rochester.

Yu Sato (Back-Up Portfolio Manager), has been serving as back-up portfolio manager for the Japan Active Value Equity Strategy and the Japan Cash-Rich Company Equity Strategy since May 2021. Mr. Sato joined Nikko AM as an analyst and portfolio manager in the Research Active Management team in 2015. Prior to joining Nikko AM, Mr. Sato worked as a research analyst at Asahi Life Asset Management, covering the retail and food sectors. Mr. Sato began his career in 2010 with auditing firm PricewaterhouseCoopers Arata where his duties included fund auditing. Mr. Sato holds a B.A. in Commerce from Hitotsubashi University and is a chartered member of the Security Analysts Association of Japan.

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Dan Scholl is an Administrative Vice President and Head of Municipal Fixed Income for WTIA, leading the team responsible for municipal fixed income investing as part of WTIA’s Fixed Income Group. In this role he will lead the municipal group in portfolio management, credit surveillance and work in collaboration with the internal sales partners in the field. Mr. Scholl brings more than 32 years’ experience in the fixed income and municipal markets, including leadership positions in asset management and the public sector. Prior to joining Wilmington Trust in 2019 he served as co-head of tax-exempt fixed income at Schroder Investment Management. As a member of the global fixed income investment and management committees, Mr. Scholl was part of a team that managed over $130B in assets. Previous roles include director and senior portfolio manager for municipal fixed income for Morgan Grenfell Asset management and Deutsche Asset Management. He holds a M.G.A from the University of Pennsylvania in Government Administration and a B.A. from Ursinus College in Political Science and Finance.

Thomas Seto is Head of Investment Management at Parametric’s Seattle office. Mr. Seto is responsible for all portfolio management and trading related to our equity strategies and is a member of the Enterprise Management Committee. Prior to joining Parametric in 1998, Thomas served as the Head of U.S. Equity Index Investments at Barclays Global Investors. He earned an MBA in Finance from the University of Chicago Booth School of Business, and a B.S. in Electrical Engineering from the University of Washington.

Tom S. Simon, CFA, FRM, is a Senior Managing Director, Partner, and Portfolio Manager at Wellington. As Portfolio Manager, Mr. Simon helps lead the Manager Research and Fundamental Factor Platform investment teams. These teams conduct original research on factor investing, risk management, manager evaluation, analytical systems, and portfolio construction. Prior to joining Wellington in 2009, Mr. Simon spent nine years at FactSet Research Systems Inc. (2001-2009), where he served as vice president. He also worked at Quantitative Analytics (2007-2009), and served as a quantitative specialist (2003-2007) and a consultant (2001-2003). Mr. Simon received his BBA in Finance and Economics from the University of Wisconsin-Madison (2001). Additionally, he holds the Chartered Financial Analyst and Financial Risk Manager designations.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of WTIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 20 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

Jordan Strauss, CFA, is an Administrative Vice President at WTIA. Mr. Strauss conducts third-party manager due diligence of alternative investment strategies including hedge funds, private equity, and private real estate, and co-manages the Wilmington Global Alpha Equities Fund and Wilmington Real Asset Fund. Mr. Strauss has 16 years of investment industry experience, with an extensive background in researching hedge funds and conducting due diligence on alternative investment strategies. Mr. Strauss holds a Master’s degree in Engineering from Columbia University and a Bachelor’s degree in Mathematics from the University of Vermont.

Gregg R. Thomas, CFA, is a Senior Managing Director, Partner, and Director of Investment Strategy at Wellington. As Director of Investment Strategy, Mr. Thomas leads the Manager Research and Fundamental Factor Platform investment teams. These teams conduct original research on factor investing, risk management, manager evaluation, analytical systems, and portfolio construction. Previously, Mr. Thomas was an equity portfolio specialist and analyst at Wellington (2002-2006). Prior to rejoining the firm in 2002, he worked as a quantitative business analyst at Zurich Scudder Investments (2001), as a business analyst and data analyst in Wellington Management’s Information Services Group (1997-2001), and in various financial markets-related positions at IDD Information Services (1993-1997). Mr. Thomas received his S in Finance, with high distinction, from the University of Rhode Island (1992). He holds the Charter Financial Analyst designation.

Giovanni Trombello, CFA is a Portfolio Manager and Director with Allianz Global Investors, which he joined in 2009. He is Co-Lead Portfolio Manager of the Europe Equity Growth Select strategy. Mr. Trombello was previously a Senior Research Analyst within the European Consumer team, covering the food, beverage and tobacco sectors, and also managed the Allianz Deluxe consumer sector fund between 2006 and 2016. Mr. Trombello has 21 years of investment industry experience. He previously worked at Cominvest, where he also covered consumer sectors. He has a Master’s degree in international taxation and finance from the University of Mannheim. Mr. Trombello is also a CFA charterholder and holds the DVFA/Certified European Financial Analyst (CEFA) designation.

Randy H. Vogel, CFA, is an Administrative Vice President, and Head of Fixed Income at WTIA. He is responsible for credit analysis for all investment grade and high yield issuers. He is also responsible for assisting in the management of the corporate segments of the Total Return Taxable Fixed Income Strategies. Mr. Vogel joined Wilmington Trust in 2008. From 2006 to 2008, Mr. Vogel was employed by PNC Capital Advisors as a Senior Credit Analyst covering the banking, brokerage, utility and telecommunication industries. From 2003 to 2006, Mr. Vogel was employed by Wilmington Trust as a Senior Securities Analyst.

Thorsten Winkelmann is a portfolio manager and a managing director with Allianz Global Investors, which he joined in 2001. He is a member of the Growth Equity EU team. Mr. Winkelmann was previously a portfolio manager with the European Equity Core team and the Multi Asset

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team, where he was responsible for managing the equity portions of European balanced products. He has 25 years of investment-industry experience. Mr. Winkelmann has a master’s degree in economics from the University of Bonn.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

How Are Shares Priced?

The Trust offers six classes of Shares: Class A Shares, Class I shares, Service Class Shares, Administrative Class Shares, Select Class Shares and Institutional Class Shares. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities.

The net asset value (“NAV”) of Shares of the Funds (except for the Money Market Funds) fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (“OTC”) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market

Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an

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investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds except for the Money Market Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding.

Class A Shares of each Equity Fund, Asset Allocation Fund and Alternative Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV

Less than $50,000	5.50%	5.00%	5.82%

$50,000 but less than $100,000	4.50%	4.00%	4.71%

Class A Shares of each Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Chare as a Percentage of Public Offering Price	Dealer Concession	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.00%	4.71%

The following reductions and eliminations of sales charges apply only to Class A Shares. The sales charge at purchase may be reduced by:

•	purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

•	combining concurrent purchases of Shares:

•	by you, your spouse, and your children under age 21; or

•	of the same share class of two or more Wilmington Funds (other than money market funds);

•	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or

•	signing a Letter of Intent (“LOI”) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

•	by exchanging Shares from the same share class of another Wilmington Fund (other than a money market fund);

•	through wrap accounts or other investment programs where you pay the investment professional directly for services, or through a health savings account offered by M&T Bank or one of its banking affiliates;

•	through investment professionals that receive no portion of the sales charge;

•	as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the

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Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

•	as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases; or

•	as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc. (“Distributor”), or Shareholder Services at time of purchase. If the Distributor or Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How to Purchase, Redeem and Exchange Shares

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide this information, or if the Funds are unable to verify your identity or that of any other person(s) authorized to act on your account, the Funds reserve the right to close your account using the then-current net asset value.

The Funds will only accept purchases from investors residing in the United States (including Guam, Puerto Rico, and the US Virgin Islands) who have a U.S. mailing address. The Wilmington Funds is unable to accept an account for a non-resident alien (a person who is not a permanent resident or citizen of the U.S.) or for a foreign legal entity (any business or other entity that is organized under the laws of, or located in, a country other than the U.S.). The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds also reserve the right to close an account for any reason.

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and

redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day.

Purchasing Shares

If you would like to purchase Shares of a Wilmington Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call Shareholders Services at 1-800-836-2211.

Class A Shares

Minimum Initial Investment Amount:	$1,000

Minimum Subsequent Investment Amount:	$25

Class I Shares

Minimum Initial Investment Amount:	$100,000

Minimum Subsequent Investment Amount:	$25

Service Class Shares

Minimum Initial Investment Amount:	None

Minimum Subsequent Investment Amount:	None

Administrative Class Shares

Minimum Initial Investment Amount:	$1,000

Minimum Subsequent Investment Amount:	$25

Select Class Shares

Minimum Initial Investment Amount:	$100,000

Minimum Subsequent Investment Amount:	$25

Institutional Class Shares

Minimum Initial Investment Amount (U.S. Government Money Market Fund):	$5,000,000

Minimum Initial Investment Amount (U.S. Treasury Money Market Fund):	$1,000,000

Minimum Subsequent Investment Amount:	$25

Share Class Minimums-Bond & Equity Funds	Initial Purchase
	Class A	Class I1
General	$1,000	N/A	[2]
Uniform Gifts or Transfers to Minor Accounts	$1,000	N/A
IRAs	$250	N/A
SIMPLE IRAs	None	N/A
Systematic Investment Plans	$50	N/A
Clients of Eligible Financial Intermediaries	None	None
Benefit Plans with omnibus accounts held on the Books of the Funds	None	None
Other Benefit Plans[3]	None	N/A
Institutional Investors	$1,000	$100,000
1.	Class I Shares are offered to institutional and other eligible investors, including:
A.	Employee benefit plans with omnibus accounts held on the books of the Fund, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing plans, non-qualified deferred compensation plans, and other similar employer-sponsored retirement plans, and health savings accounts or similar accounts for employees of M&T Bank Corporation and its subsidiaries;

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HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

B.	Clients of eligible Financial Intermediaries, which are investors who invest in the Fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I Shares through a no-load network or platform;
C.	Institutional investors, including corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities; and
D.	Advisory or Trust clients of Wilmington Trust or its affiliates.
2.	The minimum investment amounts for Class I Shares may be waived for:
A.	Retirement plans with omnibus accounts held on the books of the Fund, as defined in the above;
B.	Clients of eligible Financial Intermediaries, as defined in 1B above;
C.	Advisory or Trust clients of Wilmington Trust or its affiliates; and
D.	Shareholders who acquired Class I in the share class conversion dated April 13, 2013 who also remain subject to the $250 account balance minimum.
3.	Other benefit plans include (i) retirement plans investing through brokerage accounts. Individual retirement vehicles include traditional and Roth IRAs, (ii) individual retirement vehicles and (iii) health savings accounts and Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts. Other benefit plans are treated like individual investors for the purposes of determining sales charge reductions or waivers.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. The minimum initial investment amounts for Class I will be waived for a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people).

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 for Class A and Service Class Shares, and $10,000 for Class I Shares and Administrative Class Shares. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With Wilmington Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (“ACH”). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Service Class Shares in the case of the Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to Shareholder Services.

Regular mail	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

If you are not a current shareholder, please call Shareholder Services at 1-800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

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By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your investment along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request In Proper Order and Federal Funds Received After: (Eastern time)	Results in:

Fixed Income, Alternatives, Equity and Asset Allocation Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Money Market Funds	4:30 p.m.	Dividends earned that day	4:30 p.m.	Dividends earned beginning next day

Send your wire to:

BNY Mellon Investment Servicing (US) Inc.

New York, NY

Dollar Amount of Wire

ABA Number 011001234

Account Number 000073-8506

Attn: (Wilmington Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (Wilmington Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call Shareholder Services at 1-800-836-2211.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail unless you have previously elected to participate in the telephone redemption option.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000 per day. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact Shareholder Services for further information.

By Mail

Send your written request to Wilmington Funds.

Regular mail	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds. The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire

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transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:

Fixed Income, Asset Allocation, Equity and Alternatives Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire

Money Market Funds	4:30 p.m.	Same day wire No dividends earned that day	4:30 p.m.	Next day wire Dividends earned that day

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 4:30 p.m. (Eastern time) for the Taxable Money Market Funds, or the NYSE Close for the Fixed Income, Global Alpha, Diversified Income and Equity Funds, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 ($1,000 for Select Class Shares and Class I Shares of the Funds) on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Shareholder Services at 1-800-836-2211.

Checkwriting

You may request checks to redeem shares of certain money market funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through a financial intermediary. You should read this prospectus together with any applicable agreement between you and your financial intermediary to learn about the services provided, the fees charged for those services, and any check minimum or maximum amounts, restrictions or other limitations that may be imposed. For more information, call Shareholder Services at 1-800-836-2211. See also “Limitations on Redemption Proceeds” below for additional restrictions.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your Wilmington Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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Board Authority to Suspend Redemptions to Liquidate Money Market Funds

In the unlikely event that at the end of a business day, a Money Market Fund has invested less than ten percent of its total assets in weekly liquid assets (as defined in applicable regulation) or the fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board of Trustees or the Board of Trustees, including a majority of trustees who are not interested persons of the fund, determines that such a deviation is likely to occur and irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of the Fund’s shares.

Redemptions

Under normal circumstances, each Fund intends to pay Share redemptions in cash. On a less regular basis, a Fund may satisfy redemption requests in cash by borrowing money through drawing on a line of credit from a bank. Each Fund further reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities. In the unlikely chance a Fund’s redemption is fulfilled by the distribution of a Fund’s portfolio securities the redemptions in kind will either be done through a distribution of a pro rata slice of the Funds’ portfolio of securities, selected individual portfolio securities, or a representative basket of portfolio securities. The redemption in kind methods will only be used on special circumstances and may need to be used in stressed market conditions.

Redemption from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Wilmington Fund for the same Share class of another Wilmington Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at 1-800-836-2211. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE/NAME	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:

Fixed Income, Alternatives, Asset Allocation and Equity Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange

Money Market Funds	4:30 p.m.	Same day exchange	4:30 p.m.	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-836-2211 for authorization forms.

By Mail

Send your written request to

Wilmington Funds

Regular Mail	Express Mail
PO Box 9828 Providence, RI 02940	4400 Computer Drive Westborough, MA 01581

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call Shareholder Services at 1-800-836-2211.

Class A Share and Service Class Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from a Money Market Funds into a Fixed Income, Alternatives, Asset Allocation or Equity Fund. If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

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FREQUENT TRADING POLICIES

In addition, you may purchase Class A Shares of any Wilmington Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any Wilmington Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or Wilmington Funds Shareholder Services at the time of the transaction.

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares, Administrative Shares and Service Shares of the Money Market Funds can be reinvested into Class A Shares of any other Wilmington Fund at NAV at time of payment.

Frequent Trading Policies

Fixed Income Funds, Asset Allocation Funds, Equity Funds and Alternatives Fund

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in the Fund’s NAV. This may be particularly likely where the Fund, directly or through an Underlying Fund, invests in high yield securities or securities priced in foreign markets.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Though the Funds do not generally plan to accommodate frequent purchases and redemptions by shareholders, the Funds’ excessive trading restrictions do not apply to purchases and sales of Shares of Wilmington Funds (Underlying Funds) by the Diversified Income Fund. Allocation changes of the investing Diversified Income Fund is monitored by WFMC management, and the managers of each Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the Diversified Income Fund to accommodate cash flows that result from non-abusive trading in the Asset Allocations Funds, and to reallocate portfolio investments of Diversified Income Fund among various Underlying Funds in accordance with the investment objectives of the Diversified Income Fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the Diversified Income Fund could adversely affect the management of the Underlying Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason, and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies and procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Cybersecurity and Technology

The Funds and their service providers, such as WFMC, WTIA, the Subadvisors, and the custodian and administrator to the Trust, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

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ACCOUNT AND SHARE INFORMATION

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Funds and their service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Funds and their service providers or other market participants, impacting the ability to conduct the Funds’ operations.

Cyber-attacks, disruptions, or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing the Funds’ operations. For example, the Funds’ or their service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate a Fund’s net asset value, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Funds or their service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Funds and their service providers generally seek to establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Funds and their service providers may also incur substantial costs for cybersecurity risk management in attempting to prevent or mitigate future cybersecurity incidents, and the Funds and their shareholders could be negatively impacted as a result of such costs.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. In addition, cyber-attacks involving a Fund’s counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to such Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Funds cannot directly control any cybersecurity plans and systems put in place by their service providers, any other third parties whose operations may affect the Funds or securities markets and exchanges.

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. The Municipal Bond Fund and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact Shareholder Services at 1-800-836-2211.

Distribution of Fund Shares

ALPS Distributors, Inc., whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

The Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Class A Shares, Service Shares and Administrative Shares)

Certain Funds have adopted a Rule 12b-1 Plan (the “Plan”) on behalf of Class A Shares, Service Shares and Administrative Shares, offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares, Service Shares, and Administrative

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Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. There is no plan for the Select Shares or the Institutional Shares of the Money Market Funds. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Class A Shares, Service Shares, Administrative Shares and Select Class Shares)

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Service Shares, Administrative Shares, and Select Class Shares which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the

Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends, Distributions, and Taxes

Each of the New York Municipal Bond Fund and Municipal Bond Fund is also referred to as a “Tax-Free Fund.”

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends as described in the table below.

FUND	Dividends Declared/ Dividends Paid

Global Alpha Equities Fund	Annually/Annually

Large-Cap Strategy Fund, International Fund, Real Asset Fund, Diversified Income	Quarterly/Quarterly

Broad Market Bond Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, New York Municipal Bond Fund, Municipal Bond Fund	Daily/Monthly

Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

Annual Statements and Tax Forms

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the AMT (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to

84	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS, AND TAXES

reduce the number of corrected forms mailed to shareholders. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend”

At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions Except for the Tax-Free Funds (See, “Additional Information for the Tax-Free Funds below), each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

The Funds’ distributions (other than the Tax-Free Funds) are expected to be primarily from the following sources:

FUND	Distributions are Expected To be Primarily

International Fund, Real Asset Fund, Large-Cap Strategy Fund, Diversified Income, Broad Market Bond Fund, and Global Alpha Equities Fund	Ordinary Income and/or Capital Gains

U.S. Government Money Market Fund and U.S. Treasury Money Market Fund	Ordinary Income

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. The Money Market Funds do not expect to realize any long-term capital gains or losses. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Money Market Funds and Fixed Income Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain,

distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

The Real Asset Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.

Under 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”), “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualifies dividends income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.

Sale or Redemption of Fund Shares A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Wilmington Fund is the same as a sale. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date (“covered shares”), cost basis will be reported to you and the Internal Revenue Service. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund in writing to use a different calculation method. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account or shareholders investing in a money market fund that maintains a stable net asset value. Because the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or redemption of shares in a Money Market Fund.

Medicare Tax A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	85

DIVIDENDS, DISTRIBUTIONS, AND TAXES

with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Backup Withholding By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, exempt-interest dividends, interest-related dividends, and short-term capital gain dividends, if such amounts are reported by a Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Additional Information for the Tax-Free Funds

Exempt-Interest Dividends Dividends from each Tax-Free Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a Tax-Free Fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, corporate income taxes, or both and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Tax-Free Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax, unless such bonds were issued in 2009 or 2010.

While the Tax-Free Funds endeavor to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends Each Tax-Free Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions Each Tax-Free Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “Dividends, Distributions, and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

86	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.wilmingtonfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page by selecting a Fund Name and Share Class, then selecting “Fund Holdings” under the Select Document pull down menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	For Equity Funds, Fixed Income Funds, Global Alpha Equities Fund and Diversified Income Funds, identification of the Fund’s top ten holdings; and

•	For Equity Funds, Fixed Income Funds, Global Alpha Equities Fund, Diversified Income Funds, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country.

You may access this from the “Funds & Performance” page: click on “Class A Shares, Class C Shares, Class I Shares, Select Class Shares, Service Class Shares, Administrative Class Shares or Institutional Class Shares Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/ quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

As required by Rule 2a-7, each Money Market Fund posts complete portfolio holdings information as of the last business day of the preceding month (or any subsequent calendar day of such month) on its website no later than five business days after the end of the month and this information remains posted on the website for at least six months.

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Funds Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report” or “Annual Report.” Each Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month with the exception of Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.wilmingtonfunds.com. Each Money Market Fund prepares a report on Form N-MFP of its portfolio holdings as of the last business day or any subsequent calendar day of the preceding month, which is filed with the SEC within five business days of month end.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	87

FINANCIAL HIGHLIGHTS

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each Wilmington Fund’s Class A Shares, Class I Shares, Select Class Shares, Service Class Shares, Administrative Class Shares and Institutional Class Shares for the past five fiscal years, or since inception, if the life of the Fund or Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. The information for the fiscal years ended April 30, 2019, April 30, 2018 and April 30, 2017 was audited by the Funds’ previous independent registered public accounting firm. The information for the fiscal years ended April 30, 2021 and April 30, 2020 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the Funds’ audited financial statements, are included in the April 30, 2021 Annual Reports of the Trust, which are available upon request.

88	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$22.08	$23.36	$21.98	$19.65	$16.91
Income (Loss) From Operations:
Net Investment Income(a)	0.35	0.39	0.37	0.34	0.32
Net Realized and Unrealized Gain (Loss) on Investments	10.11	(0.32)	2.32	2.34	2.75

Total Income (Loss) From Operations	10.46	0.07	2.69	2.68	3.07

Less Distributions From:
Net Investment Income	(0.37)	(0.41)	(0.38)	(0.35)	(0.33)
Net Realized Gains	(2.09)	(0.94)	(0.93)	—	—

Total Distributions	(2.46)	(1.35)	(1.31)	(0.35)	(0.33)

Net Asset Value, End of Year	$30.08	$22.08	$23.36	$21.98	$19.65

Total Return	49.12%	0.09%	12.93%	13.71%	18.32%
Net Assets, End of Year (000’s)	$623,538	$467,392	$527,818	$504,014	$554,810
Ratios to Average Net Assets
Gross Expense(b)	0.80%	0.86%	0.89%	0.90%	0.90%
Net Expenses(b)(c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.34%	1.69%	1.65%	1.62%	1.75%
Portfolio Turnover Rate	14%	26%	13%	15%	18%

(a)	Per share amounts have been calculated using the average shares method.
(b)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	89

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERNATIONAL FUND

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$7.35	$ 8.52	$ 9.11	$ 7.86	$ 7.08
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.10	0.13	0.14	0.08	0.08
Net Realized and Unrealized Gain (Loss)	3.16	(1.17)	(0.51)	1.26	0.79 (b)

Total Income (Loss) From Operations	3.26	(1.04)	(0.37)	1.34	0.87

Less Distributions From:
Net Investment Income	(0.14)	(0.13)	(0.14)	(0.09)	(0.09)
Net Realized Gains	—	—	(0.08)	—	—

Total Distributions	(0.14)	(0.13)	(0.22)	(0.09)	(0.09)

Net Asset Value, End of Year	$10.47	$ 7.35	$ 8.52	$ 9.11	$ 7.86

Total Return(c)	44.67%	(12.35)%	(4.07)%	17.18%	12.52%
Net Assets, End of Year (000’s)	$4,015	$3,036	$4,871	$5,473	$4,913
Ratios to Average Net Assets
Gross Expense(d)	1.48%	1.50%	1.50%	1.48%	1.79%
Net Expenses(d)(e)	1.06%	0.98%	1.00%	1.04%	1.22%
Net Investment Income (Loss)	1.10%	1.57%	1.69%	0.93%	1.16%
Portfolio Turnover Rate	74%	79%	70%	75%	177%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$7.41	$ 8.59	$ 9.18	$ 7.92	$ 7.13
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.12	0.13	0.17	0.09	0.09
Net Realized and Unrealized Gain (Loss)	3.18	(1.17)	(0.53)	1.27	0.80 (b)

Total Income (Loss) From Operations	3.30	(1.04)	(0.36)	1.36	0.89

Less Distributions From:
Net Investment Income	(0.15)	(0.14)	(0.15)	(0.10)	(0.10)
Net Realized Gains	—	—	(0.08)	—	—

Total Distributions	(0.15)	(0.14)	(0.23)	(0.10)	(0.10)

Net Asset Value, End of Year	$10.56	$ 7.41	$ 8.59	$ 9.18	$ 7.92

Total Return(c)	44.92%	(12.28)%	(3.91)%	17.29%	12.69%
Net Assets, End of Year (000’s)	$713,463	$513,640	$570,749	$655,810	$438,974
Ratios to Average Net Assets
Gross Expense(d)	1.16%	1.25%	1.26%	1.23%	1.54%
Net Expenses(d)(e)	0.85%	0.85%	0.87%	0.91%	1.09%
Net Investment Income (Loss)	1.32%	1.58%	1.95%	1.06%	1.28%
Portfolio Turnover Rate	74%	79%	70%	75%	177%

(a)	Per share amounts have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents a class action settlement received by the Fund related to best execution of foreign exchange transactions. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.01 and $0.01 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(Financial Highlights continued next page)

90	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$10.87	$11.28	$10.99	$10.54		$ 9.82
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.02	0.07	0.09	0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	1.31	(0.35)	0.33	0.52		0.75

Total Income (Loss) From Operations	1.33	(0.28)	0.42	0.57		0.74

Less Distributions From:
Net Investment Income	(0.06)	(0.13)	(0.13)	(0.12)		(0.02)
Net Realized Gains	(0.17)	––	––	––		––

Total Distributions	(0.23)	(0.13)	(0.13)	(0.12)		(0.02)

Net Asset Value, End of Year	$11.97	$10.87	$11.28	$10.99		$10.54

Total Return(b)	12.27%	(2.57)%	3.87%	5.41%		7.59%
Net Assets, End of Year (000’s)	$324	$208	$125	$132		$180
Ratios to Average Net Assets
Gross Expense(c)	2.30%	2.29%	2.36%	2.46%		3.06%
Net Expenses(c)(d)	1.49%	1.49%	1.49%	1.50%		2.48	%(e)
Net Investment Income (Loss)	0.19%	0.63%	0.78%	0.42%		(0.06)%
Portfolio Turnover Rate	58%	84%	61%	58	%(f)	367%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$11.01	$11.40	$11.08	$10.61		$ 9.86
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.05	0.09	0.11	0.11		0.03
Net Realized and Unrealized Gain (Loss)	1.31	(0.34)	0.34	0.49		0.75

Total Income (Loss) From Operations	1.36	(0.25)	0.45	0.60		0.78

Less Distributions From:
Net Investment Income	(0.06)	(0.14)	(0.13)	(0.13)		(0.03)
Net Realized Gains	(0.17)	––	––	––		––

Total Distributions	(0.23)	(0.14)	(0.13)	(0.13)		(0.03)

Net Asset Value, End of Year	$12.14	$11.01	$11.40	$11.08		$10.61

Total Return(b)	12.46%	(2.31)%	4.18%	5.63%		7.93%
Net Assets, End of Year (000’s)	$206,232	$211,911	$168,199	$156,369		$103,768
Ratios to Average Net Assets
Gross Expense(c)	1.99%	2.04%	2.11%	2.21%		2.82%
Net Expenses(c)(d)	1.24%	1.24%	1.24%	1.25%		2.12	%(e)
Net Investment Income (Loss)	0.44%	0.82%	1.02%	1.03%		0.32%
Portfolio Turnover Rate	58%	84%	61%	58	%(f)	367%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 2.06% and 1.77% for Class A and Class I, respectively.

(f)

In January 2017, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the fiscal year ended April 30, 2018 was significantly lower than that of the prior fiscal year.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	91

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON REAL ASSET FUND

CLASS A	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$12.33		$14.40	$14.48	$13.87	$13.63
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.17		0.45	0.34	0.35	0.23
Net Realized and Unrealized Gain (Loss)	3.32		(2.03)	(0.07)	0.63	0.01

Total Income (Loss) From Operations	3.49		(1.58)	0.27	0.98	0.24

Less Distributions From:
Net Investment Income	(0.24)		(0.49)	(0.35)	(0.37)	—

Total Distributions	(0.24)		(0.49)	(0.35)	(0.37)	—

Net Asset Value, End of Year	$15.58		$12.33	$14.40	$14.48	$13.87

Total Return(b)	28.65%		(11.35)%	2.05%	7.11%	1.76%
Net Assets, End of Year (000’s)	$995		$932	$1,173	$1,297	$1,643
Ratios to Average Net Assets
Gross Expense(c)	1.30%		1.30%	1.32%	1.32%	1.45%
Net Expenses(c)(d)	0.96%		0.96%	0.96%	0.99%	1.20%
Net Investment Income (Loss)	1.25%		3.16%	2.44%	2.46%	1.68%
Portfolio Turnover Rate	40	%(e)	411%	347%	438%	593%

CLASS I	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$12.47		$14.56	$14.63	$14.01	$13.73
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.17		0.49	0.38	0.40	0.27
Net Realized and Unrealized Gain (Loss)	3.40		(2.06)	(0.07)	0.62	0.01

Total Income (Loss) From Operations	3.57		(1.57)	0.31	1.02	0.28

Less Distributions From:
Net Investment Income	(0.27)		(0.52)	(0.38)	(0.40)	—

Total Distributions	(0.27)		(0.52)	(0.38)	(0.40)	—

Net Asset Value, End of Year	$15.77		$12.47	$14.56	$14.63	$14.01

Total Return(b)	29.00%		(11.13)%	2.29%	7.31%	2.11%
Net Assets, End of Year (000’s)	$463,203		$199,115	$309,654	$307,734	$345,787
Ratios to Average Net Assets
Gross Expense(c)	0.93%		1.05%	1.07%	1.07%	1.20%
Net Expenses(c)(d)	0.71%		0.71%	0.71%	0.74%	0.95%
Net Investment Income (Loss)	1.18%		3.41%	2.69%	2.74%	1.97%
Portfolio Turnover Rate	40	%(e)	411%	347%	438%	593%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)	In 2020, the Fund transitioned to a single sub-adviser strategy. As a result, the portfolio turnover rate for the year ended April 30, 2021 was significantly lower than that of previous fiscal years.

(Financial Highlights continued next page)

92	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND (Formerly, the Wilmington Diversified Income Fund)

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$9.54	$10.54	$10.47	$11.24	$10.40
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.29	0.40	0.36	0.26	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.04	(1.02)	0.11	0.52	0.85

Total Income (Loss) From Operations	2.33	(0.62)	0.47	0.78	0.97

Less Distributions From:
Net Investment Income	(0.32)	(0.38)	(0.36)	(0.23)	(0.13)
Net Realized Gains	—	—	(0.04)	(1.32)	—

Total Distributions	(0.32)	(0.38)	(0.40)	(1.55)	(0.13)

Net Asset Value, End of Year	$11.55	$ 9.54	$10.54	$10.47	$11.24

Total Return(b)	24.86%	(6.17)%	4.66%	6.99%	9.38%
Net Assets, End of Year (000’s)	$37,388	$32,708	$38,943	$40,993	$42,878
Ratios to Average Net Assets
Gross Expense(c)	1.69%	1.68%	1.67%	1.72%	1.59%
Net Expenses(c)(d)	0.60%	0.60%	0.60%	0.66%	0.74%
Net Investment Income (Loss)	2.81%	3.86%	3.45%	2.30%	1.16%
Portfolio Turnover Rate	12%	14%	14%	85%	9%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$9.55	$10.54	$10.48	$11.25	$10.41
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.32	0.44	0.39	0.29	0.15
Net Realized and Unrealized Gain (Loss) on Investments	2.03	(1.02)	0.10	0.52	0.85

Total Income (Loss) From Operations	2.35	(0.58)	0.49	0.81	1.00

Less Distributions From:
Net Investment Income	(0.34)	(0.41)	(0.39)	(0.26)	(0.16)
Net Realized Gains	—	—	(0.04)	(1.32)	—

Total Distributions	(0.34)	(0.41)	(0.43)	(1.58)	(0.16)

Net Asset Value, End of Year	$11.56	$ 9.55	$10.54	$10.48	$11.25

Total Return(b)	25.09%	(5.83)%	4.82%	7.24%	9.64%
Net Assets, End of Year (000’s)	$629	$498	$637	$1,109	$725
Ratios to Average Net Assets
Gross Expense(c)	1.38%	1.44%	1.40%	1.48%	1.34%
Net Expenses(c)(d)	0.35%	0.35%	0.35%	0.41%	0.49%
Net Investment Income (Loss)	3.06%	4.20%	3.72%	2.62%	1.44%
Portfolio Turnover Rate	12%	14%	14%	85%	9%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	93

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$ 10.39	$ 9.71	$ 9.51	$ 9.78	$ 9.94
Income (Loss) From Operations:
Net Investment Income(a)	0.15	0.21	0.21	0.18	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	0.69	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.05	0.90	0.42	(0.08)	0.02

Less Distributions From:
Net Investment Income	(0.18)	(0.22)	(0.22)	(0.19)	(0.18)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.19)	(0.22)	(0.22)	(0.19)	(0.18)

Net Asset Value, End of Year	$10.25	$10.39	$ 9.71	$ 9.51	$ 9.78

Total Return(b)	0.51%	9.35%	4.45%	(0.81)%	0.22%
Net Assets, End of Year (000’s)	$2,234	$3,242	$3,501	$4,074	$4,503
Ratios to Average Net Assets
Gross Expense(c)	1.06%	1.07%	1.08%	1.09%	1.09%
Net Expenses(c)(d)	0.81%	0.83%	0.83%	0.87%	0.89%
Net Investment Income	1.46%	2.06%	2.18%	1.82%	1.62%
Portfolio Turnover Rate	34%	46%	36%	34%	32%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$ 10.22	$ 9.55	$ 9.35	$ 9.62	$ 9.78
Income (Loss) From Operations:
Net Investment Income(a)	0.18	0.24	0.24	0.21	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	0.68	0.21	(0.26)	(0.14)

Total Income (Loss) From Operations	0.09	0.92	0.45	(0.05)	0.05

Less Distributions From:
Net Investment Income	(0.22)	(0.25)	(0.25)	(0.22)	(0.21)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.23)	(0.25)	(0.25)	(0.22)	(0.21)

Net Asset Value, End of Year	$10.08	$10.22	$ 9.55	$ 9.35	$ 9.62

Total Return(b)	0.83%	9.74%	4.84%	(0.52)%	0.54%
Net Assets, End of Year (000’s)	$623,556	$535,825	$544,092	$506,940	$503,184
Ratios to Average Net Assets
Gross Expense(c)	0.75%	0.82%	0.83%	0.84%	0.84%
Net Expenses(c)(d)	0.47%	0.49%	0.49%	0.53%	0.55%
Net Investment Income	1.79%	2.40%	2.52%	2.18%	1.96%
Portfolio Turnover Rate	34%	46%	36%	34%	32%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(Financial Highlights continued next page)

94	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$12.72	$13.22	$12.78	$13.14	$13.54
Income (Loss) From Operations:
Net Investment Income(a)	0.20	0.25	0.26	0.22	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.70	(0.28)	0.44	(0.26)	(0.31)

Total Income (Loss) From Operations	0.90	(0.03)	0.70	(0.04)	(0.09)

Less Distributions From:
Net Investment Income	(0.21)	(0.25)	(0.26)	(0.22)	(0.22)
Net Realized Gains	—	(0.22)	—	(0.10)	(0.09)

Total Distributions	(0.21)	(0.47)	(0.26)	(0.32)	(0.31)

Net Asset Value, End of Year	$13.41	$12.72	$13.22	$12.78	$13.14

Total Return(b)	7.05%	(0.36)%	5.52%	(0.29)%	(0.65)%
Net Assets, End of Year (000’s)	$23,716	$24,052	$29,050	$29,109	$31,951
Ratios to Average Net Assets
Gross Expense(c)	1,10%	1.09%	1.10%	1.10%	1.09%
Net Expenses(c)(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	1.53%	1.90%	1.99%	1.70%	1.62%
Portfolio Turnover Rate	24%	81%	83%	79%	40%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$12.73	$13.23	$12.79	$13.15	$13.55
Income (Loss) From Operations:
Net Investment Income(a)	0.24	0.29	0.29	0.26	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.69	(0.28)	0.44	(0.26)	(0.31)

Total Income (Loss) From Operations	0.93	0.01	0.73	0.00 (e)	(0.06)

Less Distributions From:
Net Investment Income	(0.24)	(0.29)	(0.29)	(0.26)	(0.25)
Net Realized Gains	—	(0.22)	—	(0.10)	(0.09)

Total Distributions	(0.24)	(0.51)	(0.29)	(0.36)	(0.34)

Net Asset Value, End of Year	$13.42	$12.73	$13.23	$12.79	$13.15

Total Return(b)	7,32%	(0.10)%	5.78%	(0.03)%	(0.39)%
Net Assets, End of Year (000’s)	$338,952	$316,617	$260,800	$259,934	$263,825
Ratios to Average Net Assets
Gross Expense(c)	0.79%	0.84%	0.85%	0.85%	0.84%
Net Expenses(c)(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	1.78%	2.14%	2.24%	1.95%	1.87%
Portfolio Turnover Rate	24%	81%	83%	79%	40%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(e)	Represents less than $0.005.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	95

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$10.20	$10.43	$10.18	$10.56	$10.91
Income (Loss) From Operations:
Net Investment Income(a)	0.14	0.15	0.15	0.15	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.51	(0.16)	0.36	(0.22)	(0.25)

Total Income (Loss) From Operations	0.65	(0.01)	0.51	(0.07)	(0.09)

Less Distributions From:
Net Investment Income	(0.14)	(0.15)	(0.15)	(0.15)	(0.16)
Net Realized Gains	(0.02)	(0.07)	(0.11)	(0.16)	(0.10)

Total Distributions	(0.16)	(0.22)	(0.26)	(0.31)	(0.26)

Net Asset Value, End of Year	$10.69	$10.20	$10.43	$10.18	$10.56

Total Return(b)	6.38%	(0.12)%	5.16%	(0.75)%	(0.81)%
Net Assets, End of Year (000’s)	$6,789	$7,251	$8,630	$14,863	$17,554
Ratios to Average Net Assets
Gross Expense(c)	1,34%	1.34%	1.33%	1.28%	1.24%
Net Expenses(c)(d)	0.82%	0.82%	0.83%	0.84%	0.84%
Net Investment Income	1.31%	1.43%	1.50%	1.43%	1.50%
Portfolio Turnover Rate	14%	60%	45%	64%	32%

CLASS I	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$10.20	$10.43	$10.19	$10.57	$10.92
Income (Loss) From Operations:
Net Investment Income(a)	0.16	0.18	0.18	0.18	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.53	(0.16)	0.35	(0.22)	(0.25)

Total Income (Loss) From Operations	0.69	0.02	0.53	(0.04)	(0.06)

Less Distributions From:
Net Investment Income	(0.17)	(0.18)	(0.18)	(0.18)	(0.19)
Net Realized Gains	(0.02)	(0.07)	(0.11)	(0.16)	(0.10)

Total Distributions	(0.19)	(0.25)	(0.29)	(0.34)	(0.29)

Net Asset Value, End of Year	$10.70	$10.20	$10.43	$10.19	$10.57

Total Return(b)	6.74%	0.13%	5.32%	(0.50)%	(0.55)%
Net Assets, End of Year (000’s)	$59,887	$54,979	$53,379	$56,626	$67,991
Ratios to Average Net Assets
Gross Expense(c)	1.03%	1.09%	1.09%	1.03%	0.99%
Net Expenses(c)(d)	0.57%	0.57%	0.58%	0.59%	0.59%
Net Investment Income	1.55%	1.68%	1.76%	1.68%	1.75%
Portfolio Turnover Rate	14%	60%	45%	64%	32%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(Financial Highlights continued next page)

96	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.013	0.016	0.006	0.000	(a)
Net Realized Gain (Loss) on Investments	0.0000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.000		0.013	0.016	0.006	0.000

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.013)	(0.016)	(0.006)	(0.000	)(a)

Net Asset Value, End of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.01%		1.21%	1.57%	0.56%	0.04%
Net Assets, End of Year (000’s)	$1,728,081		$1,509,322	$1,297,285	$1,196,676	$1,516,147
Ratios to Average Net Assets
Gross Expense(b)	0.81%		0.81%	0.82%	0.82%	0.89%
Net Expenses(b)(c)	0.15%		0.61%	0.62%	0.62%	0.42%
Net Investment Income	0.01%		1.18%	1.57%	0.54%	0.04%

INSTITUTIONAL CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.016	0.019	0.009	0.001
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.000		0.016	0.019	0.009	0.001

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.016)	(0.019)	(0.009)	(0.001)

Net Asset Value, End of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.02%		1.56%	1.92%	0.91%	0.17%
Net Assets, End of Year (000’s)	$1,735,456		$1,745,742	$427,114	$704,435	$359,524
Ratios to Average Net Assets
Gross Expense(b)	0,31%		0.31%	0.32%	0.32%	0.34%
Net Expenses(b)(c)	0.14%		0.27%	0.27%	0.27%	0.27%
Net Investment Income	0.01%		1.39%	1.92%	0.97%	0.21%

SELECT CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.015	0.018	0.008	0.001
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.000		0.015	0.018	0.008	0.001

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.015)	(0.018)	(0.008)	(0.001)

Net Asset Value, End of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.02%		1.46%	1.82%	0.81%	0.13%
Net Assets, End of Year (000’s)	$4,168,651		$4,912,640	$4,410,116	$3,273,958	$3,671,694
Ratios to Average Net Assets
Gross Expense(b)	0.56%		0.56%	0.57%	0.57%	0.61%
Net Expenses(b)(c)	0.15%		0.37%	0.37%	0.37%	0.33%
Net Investment Income	0.01%		1.42%	1.82%	0.80%	0.15%

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	97

FINANCIAL HIGHLIGHTS (continued)

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (continued)

SERVICE CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.011	0.014	0.004	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)

Total Income (Loss) From Operations	0.000		0.011	0.014	0.004	0.000

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)

Net Asset Value, End of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.01%		1.08%	1.42%	0.41%	0.01%
Net Assets, End of Year (000’s)	$1,190,711		$1,168,185	$1,191,211	$1,250,181	$1,364,106
Ratios to Average Net Assets
Gross Expense(b)	0.81%		0.81%	0.82%	0.82%	0.88%
Net Expenses(b)(c)	0.15%		0.74%	0.77%	0.77%	0.46%
Net Investment Income	0.01%		1.07%	1.41%	0.41%	0.01%

(a)	Represents less than $0.001.
(b)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	The investment manager and other service providers voluntarily waived a portion of their fees.

(Financial Highlights continued next page)

98	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.013		0.016	0.006	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.013		0.016	0.006	0.000

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.013)		(0.016)	(0.006)	(0.000	)(a)

Net Asset Value, End of Year	$1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return	0.01%		1.20%		1.58%	0.57%	0.03%
Net Assets, End of Year (000’s)	$361,438		$360,463		$283,323	$340,788	$479,284
Ratios to Average Net Assets
Gross Expense(b)	0,82%		0.83%		0.83%	0.84%	0.91%
Net Expenses(b)(c)	0.14%		0.59%		0.60%	0.60%	0.39%
Net Investment Income	0.01%		1.15%		1.54%	0.53%	0.03%

INSTITUTIONAL CLASS	Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.007
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.007

Less Distributions From:
Net Investment Income	(0.000	(a)	(0.007)

Net Asset Value, End of Period	$1.000		$ 1.000

Total Return	0.02%		0.61	%(d)
Net Assets, End of Period (000’s)	$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(b)	0,32%		0.32	%(e)
Net Expenses(b)(c)	0.12%		0.25	%(e)
Net Investment Income	0.01%		1.18	%(e)

SELECT CLASS	Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.015		0.018	0.008	0.001
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.015		0.018	0.008	0.001

Less Distributions From:
Net Investment Income	(0.000	(a)	(0.015)		(0.018)	(0.008)	(0.001)

Net Asset Value, End of Year	$1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return	0.02%		1.44%		1.83%	0.82%	0.12%
Net Assets, End of Year (000’s)	$816,980		$992,205		$1,203,639	$790,207	$311,815
Ratios to Average Net Assets
Gross Expense(b)	0,57%		0.58%		0.58%	0.59%	0.66%
Net Expenses(b)(c)	0.15%		0.35%		0.35%	0.35%	0.31%
Net Investment Income	0.02%		1.45%		1.85%	0.89%	0.13%

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2021 (as revised November 17, 2021)	99

FINANCIAL HIGHLIGHTS (continued)

WILMINGTON U.S. TREASURY MONEY MARKET FUND (continued)

SERVICE CLASS(a)	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.011	0.014	0.004	0.000	(a)
Net Realized Gain (Loss) on Investments	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)

Total Income (Loss) From Operations	0.000		0.011	0.014	0.004	0.000

Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)

Net Asset Value, End of Year	$1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return	0.01%		1.07%	1.43%	0.42%	0.01%
Net Assets, End of Year (000’s)	$111		$188	$85	$44	$31
Ratios to Average Net Assets
Gross Expense(b)	0.83%		0.84%	0.83%	0.84%	0.90%
Net Expenses(b)(c)	0.17%		0.70%	0.75%	0.74%	0.42%
Net Investment Income	0.01%		0.97%	1.40%	0.44%	0.01%

(a)	Represents less than $0.001.
(b)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(c)	The investment manager and other service providers voluntarily waived a portion of their fees.
(d)	Total returns for periods of less than one year are not annualized.
(e)	Annualized for periods less than one year.
*	Commencement of operations.

(Financial Highlights continued next page)

100	August 31, 2021 (as revised November 17, 2021) / PROSPECTUS

For more information about Wilmington Funds

A Statement of Additional Information (SAI) dated November 17, 2021 is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the SAI and in the Annual and Semi-Annual Reports to Shareholders of the Funds as they become available. The Annual Report to Shareholders provides a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports to Shareholders when available, and to make inquiries or request other information without charge, call 1-800-836-2211 or visit the Funds’ website at www.wilmingtonfunds.com.

Securities and Exchange Commission (SEC)

You can also obtain the SAI or the Annual and Semi-Annual Reports to Shareholders, as well as other information about the Wilmington Funds, from the EDGAR database on the SEC’s website (http://www.sec.gov). You may request documents from the SEC, upon payment of a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Automated price, yield, and performance information is available 24 hours a day, 7 days a week by calling 1-800-836-2211.

Investment Company Act File No. 811-05514

Wilmington Funds  |  1-800-836-2211  |  www.wilmingtonfunds.com

WT-PRO-002-0821